N-6	May 01, 2023 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	PRINCIPAL LIFE INSURANCE CO VARIABLE LIFE SEP ACCOUNT
Entity Central Index Key	0000812797
Entity Investment Company Type	N-6
Document Period End Date	May 05, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
No surrender charge is imposed on a partial or full surrender; however, a transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year.
SUMMARY: FEE TABLES - Transaction Fees
Transaction Charges	You may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, transfer fees for unscheduled Division transfers, and illustration fees.			SUMMARY: FEE TABLES - Transaction Fees
Ongoing Fees and Expenses
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Such fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Transaction Fees and Periodic Charges Other Than Annual Underlying Fund Expenses
	Investors will also bear expenses associated with the Underlying Fund Companies, as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.13%	5.13%

Charges for Early Withdrawals [Text Block]	No surrender charge is imposed on a partial or full surrender; however, a transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year.
Surrender Charge (of Amount Surrendered) Maximum [Percent]	2.00%
Transaction Charges [Text Block]	You may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, transfer fees for unscheduled Division transfers, and illustration fees.
Ongoing Fees and Expenses [Table Text Block]	In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Such fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
Investment Options (of Other Amount) Minimum [Percent]	0.13%
Investment Options (of Other Amount) Maximum [Percent]	5.13%
Risks [Table Text Block]

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Risks of Underlying Funds	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Underlying Funds. Each Underlying Fund has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Contract Lapse	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, or policy loans may increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse)

Investment Restrictions [Text Block]	While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Accounts, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.We reserve the right to remove or substitute Underlying Funds as investment options.
Optional Benefit Restrictions [Text Block]	Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits. Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.
Exchanges [Text Block]	Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Item 4. Fee Table [Text Block]
SUMMARY: FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Data Pages for information about the specific fees you will pay based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, partially or fully surrender the Policy, make withdrawals from the Policy, or transfer cash value between investment options.

Transaction Fees for Policy Dates before December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(1)	upon receipt of premium
Maximum		6.50% of premium paid(2)
Current		6.50% of premium paid(2)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(3)	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test)(4)		7.50% of Policy Value
Maximum (if the Policy is issued with the cash value accumulation test)(4)		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/cash value corridor test)(4)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)(4)		9.50% of Policy Value

Transaction Fees for Policy Dates on or after December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		7.75% of premium paid
Current		7.50% of premium paid
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test)		7.50% of Policy Value
Maximum (if the Policy is issued with the cash value accumulation test)		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/cash value corridor test)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		7.50% of Policy Value
This table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying fund fees and expenses.

Periodic Charges Other Than Annual Underlying Mutual Fund Expenses For Policy Dates before December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.00167 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.21196 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.35% of Division value per year
Current Charge		Yr 1-5: 0.35% of Division value per year Yr 6-15: 0.30% of Division value per year Yr 16+: 0.25% of Division value per year
Monthly Policy Issue Charge (except as noted below)(1)	monthly
Maximum		$0.67709 per $1,000 of Total Face Amount
Minimum		$0.02667 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.0625 per $1,000 of Total Face Amount
Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider(1)
Maximum		$0.67709 per $1,000 of Total Face Amount
Minimum		$0.02667 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.06250 per $1,000 of Total Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.0% of Loan Indebtedness per year(4)
Current		1.0% of Loan Indebtedness per year(4)
Optional Insurance Benefits
Supplemental Benefit Rider (Cost of Supplemental Insurance)(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.0006 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.21196 per $1,000 of Net Amount at Risk

Periodic Charges Other Than Annual Underlying Mutual Fund Expenses For Policy Dates on or after December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00167 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.21196 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.35% of Division value per year
Current Charge		0.35% of Division value per year
Monthly Policy Issue Charge (except as noted below)(1)	monthly
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.05467 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.06000 per $1,000 of Total Face Amount
Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider(1)
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.00547 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.04800 per $1,000 of Total Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.0% of Loan Indebtedness per year(4)
Current		1.0% of Loan Indebtedness per year(4)
Optional Insurance Benefits
Supplemental Benefit Rider (Cost of Supplemental Insurance)(1)	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00062 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.00200 per $1,000 of Net Amount at Risk
(1) This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.
(2)    Current charges reflect the charges in effect as of the date of this prospectus for a Representative Insured, which is a 45 year-old male in with a risk classification of preferred non-tobacco for Policy Year one.
(3)    The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4)    This charge decreases after Policy Year ten.
The following table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds, including their annual expenses, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.

Annual Underlying Fund Expenses as of December 31, 2022	Minimum	Maximum
Total annual Underlying Fund expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.13%	5.13%

Transaction Expenses [Table Text Block]

Transaction Fees for Policy Dates before December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(1)	upon receipt of premium
Maximum		6.50% of premium paid(2)
Current		6.50% of premium paid(2)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(3)	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test)(4)		7.50% of Policy Value
Maximum (if the Policy is issued with the cash value accumulation test)(4)		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/cash value corridor test)(4)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)(4)		9.50% of Policy Value

Transaction Fees for Policy Dates on or after December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		7.75% of premium paid
Current		7.50% of premium paid
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test)		7.50% of Policy Value
Maximum (if the Policy is issued with the cash value accumulation test)		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/cash value corridor test)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		7.50% of Policy Value

Sales Load, Description [Text Block]	Sales Charge
Sales Load, When Deducted [Text Block]	upon receipt of premium
Sales Load (of Premium Payments), Maximum [Percent]	7.75%
Sales Load (of Premium Payments), Current [Percent]	7.50%
Premium Taxes, Description [Text Block]	Taxes (federal, state and local)
Premium Taxes, When Deducted [Text Block]	upon receipt of premium
Premium Taxes (of Premium Payments), Maximum [Percent]	3.25%
Premium Taxes (of Premium Payments), Current [Percent]	3.25%
Other Surrender Fees, Description [Text Block]	Transaction Fee for Unscheduled Partial Surrender
Other Surrender Fees, When Deducted [Text Block]	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 25
Other Surrender Fees (of Other Amount), Maximum [Percent]	2.00%
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Fee for Unscheduled Division Transfer
Transfer Fees, When Deducted [Text Block]	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Current [Dollars]	$ 0
Periodic Charges [Table Text Block]

Periodic Charges Other Than Annual Underlying Mutual Fund Expenses For Policy Dates before December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.00167 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.21196 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.35% of Division value per year
Current Charge		Yr 1-5: 0.35% of Division value per year Yr 6-15: 0.30% of Division value per year Yr 16+: 0.25% of Division value per year
Monthly Policy Issue Charge (except as noted below)(1)	monthly
Maximum		$0.67709 per $1,000 of Total Face Amount
Minimum		$0.02667 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.0625 per $1,000 of Total Face Amount
Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider(1)
Maximum		$0.67709 per $1,000 of Total Face Amount
Minimum		$0.02667 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.06250 per $1,000 of Total Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.0% of Loan Indebtedness per year(4)
Current		1.0% of Loan Indebtedness per year(4)
Optional Insurance Benefits
Supplemental Benefit Rider (Cost of Supplemental Insurance)(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.0006 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.21196 per $1,000 of Net Amount at Risk

Periodic Charges Other Than Annual Underlying Mutual Fund Expenses For Policy Dates on or after December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00167 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.21196 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.35% of Division value per year
Current Charge		0.35% of Division value per year
Monthly Policy Issue Charge (except as noted below)(1)	monthly
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.05467 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.06000 per $1,000 of Total Face Amount
Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider(1)
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.00547 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.04800 per $1,000 of Total Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.0% of Loan Indebtedness per year(4)
Current		1.0% of Loan Indebtedness per year(4)
Optional Insurance Benefits
Supplemental Benefit Rider (Cost of Supplemental Insurance)(1)	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00062 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.00200 per $1,000 of Net Amount at Risk
(1) This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.
(2)    Current charges reflect the charges in effect as of the date of this prospectus for a Representative Insured, which is a 45 year-old male in with a risk classification of preferred non-tobacco for Policy Year one.
(3)    The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4)    This charge decreases after Policy Year ten.

Insurance Cost, Description [Text Block]	Cost of Insurance(1)
Insurance Cost, When Deducted [Text Block]	monthly
Insurance Cost, Representative Investor [Text Block]	$0.21196 per $1,000 of Net Amount at Risk Current charges reflect the charges in effect as of the date of this prospectus for a Representative Insured, which is a 45 year-old male in with a risk classification of preferred non-tobacco for Policy Year one.
Insurance Cost, Maximum [Dollars]	$ 83.33333
Insurance Cost, Minimum [Dollars]	$ 0.00167
Insurance Cost, Footnotes [Text Block]	This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Fund Expenses as of December 31, 2022	Minimum	Maximum
Total annual Underlying Fund expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.13%	5.13%

Portfolio Company Expenses [Text Block]	Total annual Underlying Fund expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.13%
Portfolio Company Expenses Maximum [Percent]	5.13%
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss; Not a Short-Term Investment
You can lose money by investing in a Policy. Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations on Access to Surrender Value
Unscheduled Partial Surrenders
Up to two unscheduled partial surrenders may be made in a Policy Year before the transaction fees apply. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 90% of the Net Policy Value as of the Effective Date of the unscheduled partial surrender. The unscheduled partial surrender may not decrease the Total Face Amount to less than $100,000.
Scheduled Partial Surrenders
Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis. Each scheduled partial surrender may not be greater than 90% of the Net policy Value (as of the date of the scheduled partial surrender).
Full Surrender
The Policy may be surrendered while the policy is in effect. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.

Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.
Risks of Underlying Funds
A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. As with all mutual funds, as the value of an Underlying Fund’s assets rise or fall, the fund’s share price changes. If you sell your Units in a Division (each of which invests in an Underlying Fund) when their value is less than the price you paid, you will lose money.
Each Division invests in a corresponding Underlying Fund. The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.
Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an Underlying Fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect Owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
DEATH BENEFITS AND POLICY VALUES
Death Proceeds
We will pay the death proceeds to the beneficiary(ies) subject to the provisions of the policy, after we receive Notice and proof that the Insured died while the Policy was in force and before the Policy Maturity Date. Proof of the Insured's death consists of a certified copy of the death certificate of the Insured. In addition, information reasonably necessary to process the death claim, such as beneficiary information, must also be provided to us.
We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) in a lump sum. If no beneficiary(ies) survives the Insured, we will pay the death proceeds to the Owner or the Owner’s estate unless you have given us written Notice otherwise.
Death proceeds, calculated as of the date of death of the Insured, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured's life;
•    B is any Loan Indebtedness; and
•    C, if the Insured's death occurs during a grace period, is the lesser of any overdue Monthly Policy Charges and, if applicable, the Death Benefit Guarantee Premium Requirement.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.
The three death benefit options available are:
•    Death Benefit Option 1 – the death benefit equals the greater of:
•the Total Face Amount; or
•the amount found by multiplying the Surrender Value by the applicable percentage*.
•    Death Benefit Option 2 – the death benefit equals the greater of:
•the Total Face Amount plus the Policy Value; or
•the amount found by multiplying the Surrender Value by the applicable percentage*.
•    Death Benefit Option 3 – the death benefit equals the greater of:
•the Total Face Amount plus the greater of a) premiums paid less partial surrenders and b) zero; or
•the amount found by multiplying the Surrender Value by the applicable percentage*.
*     The applicable percentage tables are in Appendix B and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in Appendix B:
Death Benefit Option: 1
Total Face Amount: $1,000,000
Surrender Value: $900,000
Definition of Life Insurance Test: Guideline Premium/Cash Value
Corridor Test
Attained Age: 45
Risk Class: Preferred Non-Tobacco
Applicable Percentage: 215%
Death Benefit: $900,000 x 215% = $1,935,000
For Policy Dates before December 15, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 378.88% (assuming the Insured is a male) and the death benefit would be $3,409,920.
For Policy Dates on or after December 15, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 201.591% (assuming the Insured is a male) and the death benefit would be $1,814,319.
Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by us. The effective date of the change will be the Monthly Date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current Total Face Amount.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Total Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Total Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been previous increases in the Total Face Amount, the decrease of Total Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, thereby increasing the Company’s risk we may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that the Base Policy Face Amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000
Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Total Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. The Total Face Amount increase will be in the same proportion as the Base Policy Face Amount to the Total Face Amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Total Face Amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the Base Policy Face Amount is to the Total Face Amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the Base Policy Face Amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000
Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Total Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000 - $50,000))	$1,020,000 ($970,000 + $50,000)	$50,000
IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen at issue. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.
The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on Policy Values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any Adjustment to the Policy.
If you make a premium payment that we determine exceeds the current guideline premium limits under Internal Revenue Code Section 7702, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of Policy Values that can accumulate relative to the death benefit.
To satisfy either test, the ratio of the death benefit to the Policy Value must be at least as great as the applicable percentage shown in Appendix B. As the Policy Value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.
As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:
•    smaller applicable percentages
•    lower minimum death benefit
•    lower cost of insurance charges
•    better Policy Value growth.
The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better Policy Value growth.
This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800-247-9988.
The table below demonstrates the minimum death benefit based on the test chosen.
For Policy Dates before December 15, 2021
The example below is based on the following:
•    The Insured is a male with an Attained Age of 45 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 50)
•    Total Face amount is $100,000
•    Death Benefit Option 1
•    Surrender value at the date of death is $25,000
•    The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x Surrender Value)
•    The minimum death benefit under the cash value accumulation test is $80,494 (assuming an applicable percentage of 321.976%)

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,705.44
Cash Value Accumulation Test	$100,000	$80,494	$74,705.44
Here’s the same example, but with a Surrender Value of $75,000. Because the Surrender Value has increased, the minimum death benefit is now:

•    $138,750 for the guideline premium/cash value corridor test
•    $214,482 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$65,521.22
Cash Value Accumulation Test	$100,000	$214,482	$166,083.83

For Policy Dates on or after December 15, 2021
The example below is based on the following:
•    The Insured is a male with an Attained Age of 45 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 50)
•    Total Face amount is $100,000
•    Death Benefit Option 1
•    Surrender value at the date of death is $25,000
•    The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x Surrender Value)
•    The minimum death benefit under the cash value accumulation test is $46,219 (assuming an applicable percentage of 184.874%)

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,917.11
Cash Value Accumulation Test	$100,000	$46,219	$74,917.11
Here’s the same example, but with a Surrender Value of $75,000. Because the Surrender Value has increased, the minimum death benefit is now:
•    $138,750 for the guideline premium/cash value corridor test
•    $138,656 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$63,635.00
Cash Value Accumulation Test	$100,000	$138,656	$63,540.58
Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of Net Amount at Risk. As the Net Amount at Risk increases, the cost of insurance increases. Policy value also varies depending on the performance of the investment options in your Policy.
All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in Total Face Amount may be required, if the transaction would cause a refund of premium and/or distribution of the Policy Value in order to maintain compliance with the Section 7702 limits.
Maturity Proceeds
If your Policy is in force and the Insured is living on the Policy Maturity Date shown on the Data Pages, you may elect to be paid the maturity proceeds, which are equal to the Net Surrender Value.
Adjustment Options
Increase in Total Face Amount
You may request an increase in the Total Face Amount provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Total Face Amount is $10,000.
The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:
•the Attained Age of the Insured does not exceed the maximum age limit that applies to the Policy on a new issue basis; and
•the amount of the face amount increase is at least the minimum face amount Increase shown on the Data Pages; and
•you supply evidence which satisfies us that the Insured is alive and insurable under our underwriting guidelines then in effect; and
•the death proceeds less the Policy Value does not exceed our maximum limits as defined under our underwriting guidelines then in effect; and
•your policy is not in a grace period; and
•the face amount after Adjustment is not less than the minimum face amount shown on the Data Pages; and
•your Monthly Policy Charges or premiums are not being waived under any rider.
The increase in Total Face Amount is in a risk classification determined by us. The Adjustment is effective on the Monthly Date on or next following our approval of your request.
If you want insurance coverage to start at the time the Adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to you. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.
Any adjustment premium payment made in connection with the Adjustment application is held in our General Account without interest (for a period of up to a 60 days) while we complete underwriting for the Adjustment. If we approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions and/or Fixed Account according to your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s Total Face Amount. If there is insufficient value to pay the higher charges after an increase in Total Face Amount, the Policy will lapse, unless the protections of the death benefit guarantee rider are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in Total Face Amount.
Decrease in Total Face Amount
On or after the first policy anniversary, you may request a decrease in the Total Face Amount. No transaction fee is imposed on decreases in the Total Face Amount. A request for a decrease requires the following:
•    the request must be made on an Adjustment application;
•    the application must be signed by the Owner(s);
•    the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request;
•    the decrease may not reduce the Total Face Amount below $100,000; and
•    if there have been previous increases in the Total Face Amount, the decrease of Total Face Amount will be made on a last in, first out basis.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in the Divisions, the Fixed Account, and Loan Account. The Policy Value:
•    increases as premiums are applied and interest is credited;
•    decreases as policy loans, partial surrenders, and policy expenses are deducted; and
•    can increase or decrease as the investment experience of your chosen Divisions fluctuates.

Standard Death Benefit [Text Block]
Death Proceeds
We will pay the death proceeds to the beneficiary(ies) subject to the provisions of the policy, after we receive Notice and proof that the Insured died while the Policy was in force and before the Policy Maturity Date. Proof of the Insured's death consists of a certified copy of the death certificate of the Insured. In addition, information reasonably necessary to process the death claim, such as beneficiary information, must also be provided to us.
We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) in a lump sum. If no beneficiary(ies) survives the Insured, we will pay the death proceeds to the Owner or the Owner’s estate unless you have given us written Notice otherwise.
Death proceeds, calculated as of the date of death of the Insured, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured's life;
•    B is any Loan Indebtedness; and
•    C, if the Insured's death occurs during a grace period, is the lesser of any overdue Monthly Policy Charges and, if applicable, the Death Benefit Guarantee Premium Requirement.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.
The three death benefit options available are:
•    Death Benefit Option 1 – the death benefit equals the greater of:
•the Total Face Amount; or
•the amount found by multiplying the Surrender Value by the applicable percentage*.
•    Death Benefit Option 2 – the death benefit equals the greater of:
•the Total Face Amount plus the Policy Value; or
•the amount found by multiplying the Surrender Value by the applicable percentage*.
•    Death Benefit Option 3 – the death benefit equals the greater of:
•the Total Face Amount plus the greater of a) premiums paid less partial surrenders and b) zero; or
•the amount found by multiplying the Surrender Value by the applicable percentage*.
*     The applicable percentage tables are in Appendix B and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in Appendix B:
Death Benefit Option: 1
Total Face Amount: $1,000,000
Surrender Value: $900,000
Definition of Life Insurance Test: Guideline Premium/Cash Value
Corridor Test
Attained Age: 45
Risk Class: Preferred Non-Tobacco
Applicable Percentage: 215%
Death Benefit: $900,000 x 215% = $1,935,000
For Policy Dates before December 15, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 378.88% (assuming the Insured is a male) and the death benefit would be $3,409,920.
For Policy Dates on or after December 15, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 201.591% (assuming the Insured is a male) and the death benefit would be $1,814,319.
Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by us. The effective date of the change will be the Monthly Date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current Total Face Amount.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Total Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Total Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been previous increases in the Total Face Amount, the decrease of Total Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, thereby increasing the Company’s risk we may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that the Base Policy Face Amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000
Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Total Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. The Total Face Amount increase will be in the same proportion as the Base Policy Face Amount to the Total Face Amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Total Face Amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the Base Policy Face Amount is to the Total Face Amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the Base Policy Face Amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000
Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Total Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000 - $50,000))	$1,020,000 ($970,000 + $50,000)	$50,000
IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen at issue. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.
The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on Policy Values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any Adjustment to the Policy.
If you make a premium payment that we determine exceeds the current guideline premium limits under Internal Revenue Code Section 7702, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of Policy Values that can accumulate relative to the death benefit.
To satisfy either test, the ratio of the death benefit to the Policy Value must be at least as great as the applicable percentage shown in Appendix B. As the Policy Value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.
As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:
•    smaller applicable percentages
•    lower minimum death benefit
•    lower cost of insurance charges
•    better Policy Value growth.
The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better Policy Value growth.
This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800-247-9988.
The table below demonstrates the minimum death benefit based on the test chosen.
For Policy Dates before December 15, 2021
The example below is based on the following:
•    The Insured is a male with an Attained Age of 45 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 50)
•    Total Face amount is $100,000
•    Death Benefit Option 1
•    Surrender value at the date of death is $25,000
•    The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x Surrender Value)
•    The minimum death benefit under the cash value accumulation test is $80,494 (assuming an applicable percentage of 321.976%)

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,705.44
Cash Value Accumulation Test	$100,000	$80,494	$74,705.44
Here’s the same example, but with a Surrender Value of $75,000. Because the Surrender Value has increased, the minimum death benefit is now:

•    $138,750 for the guideline premium/cash value corridor test
•    $214,482 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$65,521.22
Cash Value Accumulation Test	$100,000	$214,482	$166,083.83

For Policy Dates on or after December 15, 2021
The example below is based on the following:
•    The Insured is a male with an Attained Age of 45 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 50)
•    Total Face amount is $100,000
•    Death Benefit Option 1
•    Surrender value at the date of death is $25,000
•    The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x Surrender Value)
•    The minimum death benefit under the cash value accumulation test is $46,219 (assuming an applicable percentage of 184.874%)

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,917.11
Cash Value Accumulation Test	$100,000	$46,219	$74,917.11
Here’s the same example, but with a Surrender Value of $75,000. Because the Surrender Value has increased, the minimum death benefit is now:
•    $138,750 for the guideline premium/cash value corridor test
•    $138,656 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$63,635.00
Cash Value Accumulation Test	$100,000	$138,656	$63,540.58
Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of Net Amount at Risk. As the Net Amount at Risk increases, the cost of insurance increases. Policy value also varies depending on the performance of the investment options in your Policy.
All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in Total Face Amount may be required, if the transaction would cause a refund of premium and/or distribution of the Policy Value in order to maintain compliance with the Section 7702 limits.
Maturity Proceeds
If your Policy is in force and the Insured is living on the Policy Maturity Date shown on the Data Pages, you may elect to be paid the maturity proceeds, which are equal to the Net Surrender Value.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]
Adjustment Options
Increase in Total Face Amount
You may request an increase in the Total Face Amount provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Total Face Amount is $10,000.
The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:
•the Attained Age of the Insured does not exceed the maximum age limit that applies to the Policy on a new issue basis; and
•the amount of the face amount increase is at least the minimum face amount Increase shown on the Data Pages; and
•you supply evidence which satisfies us that the Insured is alive and insurable under our underwriting guidelines then in effect; and
•the death proceeds less the Policy Value does not exceed our maximum limits as defined under our underwriting guidelines then in effect; and
•your policy is not in a grace period; and
•the face amount after Adjustment is not less than the minimum face amount shown on the Data Pages; and
•your Monthly Policy Charges or premiums are not being waived under any rider.
The increase in Total Face Amount is in a risk classification determined by us. The Adjustment is effective on the Monthly Date on or next following our approval of your request.
If you want insurance coverage to start at the time the Adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to you. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.
Any adjustment premium payment made in connection with the Adjustment application is held in our General Account without interest (for a period of up to a 60 days) while we complete underwriting for the Adjustment. If we approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions and/or Fixed Account according to your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s Total Face Amount. If there is insufficient value to pay the higher charges after an increase in Total Face Amount, the Policy will lapse, unless the protections of the death benefit guarantee rider are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in Total Face Amount.
Decrease in Total Face Amount
On or after the first policy anniversary, you may request a decrease in the Total Face Amount. No transaction fee is imposed on decreases in the Total Face Amount. A request for a decrease requires the following:
•    the request must be made on an Adjustment application;
•    the application must be signed by the Owner(s);
•    the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request;
•    the decrease may not reduce the Total Face Amount below $100,000; and
•    if there have been previous increases in the Total Face Amount, the decrease of Total Face Amount will be made on a last in, first out basis.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in the Divisions, the Fixed Account, and Loan Account. The Policy Value:
•    increases as premiums are applied and interest is credited;
•    decreases as policy loans, partial surrenders, and policy expenses are deducted; and
•    can increase or decrease as the investment experience of your chosen Divisions fluctuates.

Item 11. Other Benefits Available (N-6) [Text Block]
OPTIONAL BENEFITS UNDER THE POLICY
Subject to certain conditions, you may add one or more of the optional insurance benefits summarized in the table below. More information follows the table, and detailed information may be obtained from a registered representative or our Home Office. Not all optional insurance benefits (including those referred to below as "standard") are available to all Owners or in all states, and provisions may vary. Costs of optional insurance benefits are deducted from your Policy Value. See SUMMARY: FEE TABLES for charges.

Optional Benefit/Rider	Purpose	Standard/Optional	Charge	Other Restrictions/Limitations
Change of Insured	allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Death Benefit Guarantee	guarantees the Policy will not lapse before the Insured attains age 85 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement	Standard(1)	No	If the rider terminates, it may not be reinstated.
Enhanced Cash Surrender Value Rider	If you surrender a Policy in full, we will pay an amount in addition to the Net Policy Value	Optional	No	Underwriting guidelines and plan premium levels determine availability to select the enhanced cash surrender options. Contact your registered representative for more information.
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Supplemental Benefit Rider	provides additional insurance (Total Face Amount) at a reduced cost	Optional	Yes	Our approval, under our then current underwriting guidelines, is required to add this rider. The supplemental cost of insurance rate applies.
(1)    Availability of these riders varies.
Change of Insured Rider
This rider is available on business owned Policies only and allows the business to change the Insured when an employee leaves employment or ownership of the business changes. This rider may be added at any time prior to the proposed Insured’s Attained Age 69. Until the effective date of the change of Insured, coverage remains in effect on the life of the prior Insured. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Monthly policy charges will be based on the newly named Insured's Attained Age and risk classification. The death proceeds are paid when the newly named Insured dies.
There is no charge for this rider.
Death Benefit Guarantee Rider
This rider provides that your Policy will not lapse before the Insured attains age 85 if premiums paid, less Loan Indebtedness and partial surrenders, equal or exceed the Death Benefit Guarantee Premium Requirement. An illustration (available at no charge from your registered representative or our Home Office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy. The Death Benefit Guarantee Premium Requirement is described in the section PREMIUMS — Premiums Affecting Guarantee Provisions.
If on any Monthly Date, the Death Benefit Guarantee Premium Requirement is not met, the protections of this rider will not apply and the Policy is at risk of terminating if on any Monthly Date the Net Policy Value is insufficient to pay the Monthly Policy Charge. The protections of this rider will resume on the first Monthly Date following our receipt of the premium required to satisfy the Death Benefit Guarantee Premium Requirement.
This rider is automatically made a part of the Policy at issue. There is no charge for this rider; however, sufficient premiums are required in order for the rider benefits to apply.
Enhanced Cash Surrender Value Rider
If you surrender a Policy in full that has the optional Enhanced Cash Surrender Value Rider, we will pay an amount in addition to the Net Policy Value as set out below. The additional amount reflects a partial refund of past policy charges. The additional amount is only available upon a full cash surrender of the Policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code, or with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision.
This rider has no value unless or until you surrender the Policy in full. This rider generally terminates if there is a change of ownership of your Policy. This rider may be reinstated as part of your Policy if the rider was part of your Policy at the end of the grace period (as described in the grace period provision of the Policy) and if all conditions for reinstatement are met. If the rider is reinstated pursuant to the terms and conditions of the rider, Policy Year of surrender for the rider benefit will be based on the Policy Date.
The Enhanced Cash Surrender Value Rider benefit is equal to the applicable additional amount shown in the table, multiplied by the enhancement factor.

Policy Year of Surrender	Additional Amount
1	8.15% of premium received since issue less partial surrenders
2	9.50% of premium received since issue less partial surrenders
3	9.40% of premium received since issue less partial surrenders
4	9.00% of premium received since issue less partial surrenders
5	8.40% of premium received since issue less partial surrenders
6	7.50% of premium received since issue less partial surrenders
7	6.50% of premium received since issue less partial surrenders
8	5.50% of premium received since issue less partial surrenders
9	4.75% of premium received since issue less partial surrenders
10	4.00% of premium received since issue less partial surrenders
11	3.00% of premium received since issue less partial surrenders
12	2.00% of premium received since issue less partial surrenders
13	0.90% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders
There are four Enhancement Factor options available - 25%, 50%, 75%, or 100%. Underwriting guidelines and plan premium levels determine availability to select these options. Higher Enhancement Factors are available for relatively larger plan premium levels. Contact your registered representative for more information.
There is no initial cost to purchase this rider, however, your Policy Value will be impacted because a higher current asset based charge will be deducted from your Policy Value with 100% Enhancement Factor as compared to a policy issued without this rider. This higher current asset based charge will continue even if this rider terminates.
Life Paid-Up Rider (Overloan Protection)
Under certain circumstances, this rider can guarantee the Policy will not lapse when there is insufficient Net Policy Value to cover the Monthly Policy Charge due to Loan Indebtedness by converting the Policy to paid-up life insurance. In order for the rider benefit to begin, the following conditions must be satisfied:
•the Policy is not a Modified Endowment Contract on the Policy Date;
•no current or future distribution will be required to maintain qualification as life insurance under Section 7702 of the Internal Revenue Code, as amended;
•    the Loan Indebtedness must be at least the following percentages of the Surrender Value:
•92% current (92% guaranteed) for the guideline premium test; or
•90% current (86% guaranteed) for the cash value accumulation test.
•    there is sufficient Net Surrender Value to cover the one-time rider charge;
•    the Policy must have been in force for at least 15 Policy Years;
•Insured is Attained Age 75; and
•    total partial surrenders must equal or exceed total premiums paid.
Once the rider benefit begins:
•    The Total Face Amount is reduced to equal the Policy Value after the rider charge multiplied by 105%.
•    All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•    No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•    No new premium payments, face amount Adjustments, or partial surrenders are allowed.
•    If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•    Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•    All optional riders will automatically be terminated.
The rider may be elected at any time prior to the Policy Maturity Date.There is no charge for this rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to exceed 7.5% of the Policy Value (for policies using the guideline premium test) and 13.5% of the Policy Value (for policies using the cash value accumulation test) that is taken from the Policy Value.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.
Supplemental Benefit Rider
This rider provides additional insurance (Total Face Amount) at a reduced cost. Our approval, under our then current underwriting guidelines, is required to add this rider.
There is a supplemental cost of insurance charge for the Net Amount at Risk provided by this rider. The supplemental cost of insurance rate varies depending upon several factors including, but not limited to, (i) the Insured's gender, issue age, tobacco status, and risk classification, and (ii) our expectations of future investment earnings, expenses, and mortality and persistency experience. The supplemental cost of insurance rate ranges from a maximum of $83.33333 per $1,000 Net Amount at Risk to $0.00062 per $1.000 Net Amount at Risk.

Benefits Available [Table Text Block]

Optional Benefit/Rider	Purpose	Standard/Optional	Charge	Other Restrictions/Limitations
Change of Insured	allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Death Benefit Guarantee	guarantees the Policy will not lapse before the Insured attains age 85 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement	Standard(1)	No	If the rider terminates, it may not be reinstated.
Enhanced Cash Surrender Value Rider	If you surrender a Policy in full, we will pay an amount in addition to the Net Policy Value	Optional	No	Underwriting guidelines and plan premium levels determine availability to select the enhanced cash surrender options. Contact your registered representative for more information.
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Supplemental Benefit Rider	provides additional insurance (Total Face Amount) at a reduced cost	Optional	Yes	Our approval, under our then current underwriting guidelines, is required to add this rider. The supplemental cost of insurance rate applies.
(1) Availability of these riders varies.
Benefits Description [Table Text Block]
Change of Insured Rider
This rider is available on business owned Policies only and allows the business to change the Insured when an employee leaves employment or ownership of the business changes. This rider may be added at any time prior to the proposed Insured’s Attained Age 69. Until the effective date of the change of Insured, coverage remains in effect on the life of the prior Insured. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Monthly policy charges will be based on the newly named Insured's Attained Age and risk classification. The death proceeds are paid when the newly named Insured dies.
There is no charge for this rider.
Death Benefit Guarantee Rider
This rider provides that your Policy will not lapse before the Insured attains age 85 if premiums paid, less Loan Indebtedness and partial surrenders, equal or exceed the Death Benefit Guarantee Premium Requirement. An illustration (available at no charge from your registered representative or our Home Office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy. The Death Benefit Guarantee Premium Requirement is described in the section PREMIUMS — Premiums Affecting Guarantee Provisions.
If on any Monthly Date, the Death Benefit Guarantee Premium Requirement is not met, the protections of this rider will not apply and the Policy is at risk of terminating if on any Monthly Date the Net Policy Value is insufficient to pay the Monthly Policy Charge. The protections of this rider will resume on the first Monthly Date following our receipt of the premium required to satisfy the Death Benefit Guarantee Premium Requirement.
This rider is automatically made a part of the Policy at issue. There is no charge for this rider; however, sufficient premiums are required in order for the rider benefits to apply.
Enhanced Cash Surrender Value Rider
If you surrender a Policy in full that has the optional Enhanced Cash Surrender Value Rider, we will pay an amount in addition to the Net Policy Value as set out below. The additional amount reflects a partial refund of past policy charges. The additional amount is only available upon a full cash surrender of the Policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code, or with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision.
This rider has no value unless or until you surrender the Policy in full. This rider generally terminates if there is a change of ownership of your Policy. This rider may be reinstated as part of your Policy if the rider was part of your Policy at the end of the grace period (as described in the grace period provision of the Policy) and if all conditions for reinstatement are met. If the rider is reinstated pursuant to the terms and conditions of the rider, Policy Year of surrender for the rider benefit will be based on the Policy Date.
The Enhanced Cash Surrender Value Rider benefit is equal to the applicable additional amount shown in the table, multiplied by the enhancement factor.

Policy Year of Surrender	Additional Amount
1	8.15% of premium received since issue less partial surrenders
2	9.50% of premium received since issue less partial surrenders
3	9.40% of premium received since issue less partial surrenders
4	9.00% of premium received since issue less partial surrenders
5	8.40% of premium received since issue less partial surrenders
6	7.50% of premium received since issue less partial surrenders
7	6.50% of premium received since issue less partial surrenders
8	5.50% of premium received since issue less partial surrenders
9	4.75% of premium received since issue less partial surrenders
10	4.00% of premium received since issue less partial surrenders
11	3.00% of premium received since issue less partial surrenders
12	2.00% of premium received since issue less partial surrenders
13	0.90% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders
There are four Enhancement Factor options available - 25%, 50%, 75%, or 100%. Underwriting guidelines and plan premium levels determine availability to select these options. Higher Enhancement Factors are available for relatively larger plan premium levels. Contact your registered representative for more information.
There is no initial cost to purchase this rider, however, your Policy Value will be impacted because a higher current asset based charge will be deducted from your Policy Value with 100% Enhancement Factor as compared to a policy issued without this rider. This higher current asset based charge will continue even if this rider terminates.
Life Paid-Up Rider (Overloan Protection)
Under certain circumstances, this rider can guarantee the Policy will not lapse when there is insufficient Net Policy Value to cover the Monthly Policy Charge due to Loan Indebtedness by converting the Policy to paid-up life insurance. In order for the rider benefit to begin, the following conditions must be satisfied:
•the Policy is not a Modified Endowment Contract on the Policy Date;
•no current or future distribution will be required to maintain qualification as life insurance under Section 7702 of the Internal Revenue Code, as amended;
•    the Loan Indebtedness must be at least the following percentages of the Surrender Value:
•92% current (92% guaranteed) for the guideline premium test; or
•90% current (86% guaranteed) for the cash value accumulation test.
•    there is sufficient Net Surrender Value to cover the one-time rider charge;
•    the Policy must have been in force for at least 15 Policy Years;
•Insured is Attained Age 75; and
•    total partial surrenders must equal or exceed total premiums paid.
Once the rider benefit begins:
•    The Total Face Amount is reduced to equal the Policy Value after the rider charge multiplied by 105%.
•    All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•    No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•    No new premium payments, face amount Adjustments, or partial surrenders are allowed.
•    If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•    Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•    All optional riders will automatically be terminated.
The rider may be elected at any time prior to the Policy Maturity Date.There is no charge for this rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to exceed 7.5% of the Policy Value (for policies using the guideline premium test) and 13.5% of the Policy Value (for policies using the cash value accumulation test) that is taken from the Policy Value.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.
Supplemental Benefit Rider
This rider provides additional insurance (Total Face Amount) at a reduced cost. Our approval, under our then current underwriting guidelines, is required to add this rider.
There is a supplemental cost of insurance charge for the Net Amount at Risk provided by this rider. The supplemental cost of insurance rate varies depending upon several factors including, but not limited to, (i) the Insured's gender, issue age, tobacco status, and risk classification, and (ii) our expectations of future investment earnings, expenses, and mortality and persistency experience. The supplemental cost of insurance rate ranges from a maximum of $83.33333 per $1,000 Net Amount at Risk to $0.00062 per $1.000 Net Amount at Risk.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/ExecutiveVUL3PLICReport. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
AllianceBernstein Variable Products Discovery Value - Class A	Small/Mid US Equity	AllianceBernstein L.P.	0.80%	(15.63%)	3.88%	9.33%
AllianceBernstein Variable Products International Value - Class A*	International Equity		0.88%	(13.61%)	(2.32%)	2.76%
AllianceBernstein Variable Products Sustainable Global Thematic Growth - Class A*	International Equity		0.90%	(26.98%)	7.99%	10.27%
AllianceBernstein Variable Products Sustainable International Thematic - Class A*	International Equity		1.54%	(27.61%)	1.41%	4.04%
American Century VP Capital Appreciation - Class II*	Small/Mid US Equity	American Century Investment Management, Inc.	1.07%	(28.25%)	7.74%	10.09%
American Century VP Disciplined Core Value - Class II	Large US Equity		0.96%	(12.83%)	6.59%	10.37%
American Century VP Inflation Protection - Class II	Inflation-Protected Bond		0.77%	(13.08%)	1.38%	0.67%
American Century VP International - Class II*	International Equity		1.25%	(24.86%)	2.16%	4.78%
American Century VP Mid Cap Value - Class II*	Small/Mid US Equity		1.01%	(1.38%)	6.61%	10.84%
American Century VP Value - Class II*	Large US Equity		0.88%	0.31%	7.68%	10.41%
American Funds Insurance Series Capital World Bond - Class 2*	Fixed Income	Capital Research and Management Company	0.72%	(17.70%)	(1.77%)	(0.50%)
American Funds Insurance Series Global Balanced - Class 2	Asset Allocation		0.75%	(14.56%)	3.40%	5.25%
American Funds Insurance Series Global Small Capitalization - Class 2	International Equity		0.91%	(29.55%)	2.79%	6.84%
American Funds Insurance Series Growth - Class 2	Large US Equity		0.59%	(29.94%)	11.14%	13.64%
American Funds Insurance Series International - Class 2	International Equity		0.78%	(20.79%)	(1.03%)	3.92%
American Funds Insurance Series New World - Class 2*	International Equity		0.82%	(22.10%)	2.32%	4.27%
American Funds Insurance Series Washington Mutual Investors - Class 2*	Large US Equity		0.50%	(8.45%)	7.11%	11.30%
BNY Mellon IP MidCap Stock - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc../Mellon Investments Corp	1.05%	(14.29%)	3.24%	8.60%
BNY Mellon IP Technology Growth - Service Class	Other-Technology	BNY Mellon Investment Adviser, Inc.	1.03%	(46.52%)	4.83%	10.90%
BNY Mellon Sustainable U.S. Equity - Service Class	Large US Equity	BNY Mellon Investment Adviser, Inc../Newton Investment Management (North America) Limited	0.93%	(23.06%)	9.06%	11.08%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
BNY Mellon VIF Appreciation - Service Class	Large US Equity	Fayez Sarofim & Co/BNY Mellon Investment Adviser, Inc.	1.08%	(18.26%)	10.03%	10.82%
Calvert VP EAFE International Index - Class F*	International Equity	Calvert Research and Management	0.68%	(14.75%)	1.14%	3.84%
Calvert VP Investment Grade Bond Index - Class I*	Fixed Income	Calvert Research and Management/Ameritas Investment Partners, Inc.	0.32%	(12.53%)	(0.09%)	0.86%
Calvert VP Russell 2000 Small Cap Index - Class F*	Small/Mid US Equity		0.60%	(20.67%)	3.65%	8.34%
ClearBridge Mid Cap - Class I	Small/Mid US Equity	ClearBridge Investments, LLC/Legg Mason Partners Fund Advisor, LLC	0.83%	(25.31%)	5.22%	9.22%
ClearBridge Small Cap Growth - Class I	Small/Mid US Equity		0.80%	(28.85%)	8.54%	11.23%
Delaware VIP Small Cap Value - Service Class	Small/Mid US Equity	Delaware Management Company	1.08%	(12.35%)	4.04%	8.92%
DWS Alternative Asset Allocation - Class B	Other-Multialternative	RREEF America L.L.C../DWS Investment Management Amercias Inc.	1.21%	(7.74%)	2.50%	2.14%
DWS Small Mid Cap Value - Class B*	Small/Mid US Equity	DWS Investment Management Americas Inc	1.18%	(16.14%)	1.77%	6.84%
Fidelity VIP Contrafund - Service Class 2	Large US Equity	Fidelity Management & Research Company	0.85%	(26.49%)	8.39%	11.15%
Fidelity VIP Equity-Income - Service Class 2	Large US Equity		0.76%	(5.25%)	7.88%	9.91%
Fidelity VIP Extended Market Index - Service Class 2	Small/Mid US Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.38%	(18.30%)
Fidelity VIP Gov't Money Market - Service Class	Short-Term Fixed Income	Fidelity Management and Research Co	0.34%	1.36%	1.02%	0.58%
Fidelity VIP High Income - Service Class 2	Fixed Income		0.97%	(11.67%)	0.86%	2.71%
Fidelity VIP International Index - Service Class 2	International Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.42%	(16.21%)
Fidelity VIP Mid Cap - Service Class 2	Small/Mid US Equity	Fidelity Management and Research Co	0.86%	(14.97%)	5.68%	9.69%
Fidelity VIP Strategic Income - Service Class 2	Fixed Income		0.92%	(11.52%)	1.09%	2.20%
Fidelity VIP Total Market Index - Service Class 2	Asset Allocation	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.37%	(19.41%)
Franklin Templeton VIP Trust - Franklin Income VIP - Class 2*	Balanced/Asset Allocation	Templeton Investment Counsel, LLC / Franklin Advisers, Inc.	0.71%	(5.47%)	4.30%	5.51%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP - Class 2	International Equity	Franklin Mutual Advisers, LLC	1.18%	(4.75%)	3.66%	6.60%
Franklin Templeton VIP Trust - Franklin Mutual Shares VIP - Class 2	Large US Equity		0.94%	(7.43%)	3.15%	6.73%
Franklin Templeton VIP Trust - Franklin Rising Dividends VIP - Class 2	Large US Equity		0.90%	(10.57%)	10.04%	11.86%
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2	Small/Mid US Equity		0.91%	(10.06%)	5.48%	9.09%
Franklin Templeton VIP Trust - Franklin Strategic Income VIP - Class 2	Fixed Income	Franklin Advisers, Inc.	1.06%	(10.75%)	(0.07%)	1.30%
Franklin Templeton VIP Trust - Templeton Developing Markets VIP - Class 2	International Equity	Templeton Asset Management Ltd. / Franklin Templeton Investment Management Limited	1.37%	(21.98%)	(1.67%)	1.02%
Franklin Templeton VIP Trust - Templeton Foreign VIP - Class 2*	International Equity	Templeton Investment Counsel, LLC	1.09%	(7.61%)	(1.97%)	1.47%
Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2*	Fixed Income	Franklin Advisers, Inc.	0.77%	(4.95%)	(2.32%)	(0.78%)
Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP - Class 2	Fixed Income		0.76%	(9.75%)	(0.58%)	0.06%
Invesco VI American Franchise - Series II	Large US Equity	Invesco Advisers, Inc.	1.11%	(31.30%)	7.39%	11.35%
Invesco VI American Value- Series I	Small/Mid US Equity		0.89%	(2.61%)	6.59%	8.87%
Invesco VI Core Equity- Series II	Large US Equity		1.05%	(20.75%)	5.92%	8.03%
Invesco VI Discovery Mid Cap Growth- Series I*	Small/Mid US Equity		0.86%	(30.98%)	8.64%	11.83%
Invesco VI EQV International Equity - Series I	International Equity		0.91%	(18.31%)	1.51%	4.41%
Invesco VI Global Real Estate - Series I	Other-Global Real Estate	Invesco Asset Management Limited/Invesco Advisers, Inc.	1.02%	(24.94%)	(0.91%)	2.48%
Invesco VI Health Care- Series I	Other-Health	Invesco Advisers, Inc.	0.96%	(13.32%)	8.30%	10.24%
Invesco VI Main Street Mid Cap- Series II	Small/Mid US Equity		1.18%	(14.45%)	4.82%	7.72%
Invesco VI Main Street Small Cap - Series II*	Small/Mid US Equity		1.12%	(16.04%)	6.74%	10.60%
Invesco VI Small Cap Equity- Series I	Small/Mid US Equity		0.95%	(20.51%)	5.54%	8.33%
Janus Henderson Series Balanced - Service Class	Balanced/Asset Allocation	Janus Capital Management LLC	0.86%	(16.62%)	6.42%	8.16%
Janus Henderson Series Enterprise- Service Class	Small/Mid US Equity		0.96%	(16.15%)	9.35%	13.10%
Janus Henderson Series Flexible Bond - Service Class*	Fixed Income		0.82%	(13.90%)	0.25%	1.10%
Janus Henderson Series Forty - Service Class	Large US Equity		0.80%	(33.73%)	9.48%	12.72%
Janus Henderson Series Global Research - Service Class	International Equity		0.89%	(19.61%)	6.29%	8.88%
Janus Henderson Global Sustainable Equity- Service	International Equity	Janus Henderson Investors US LLC	1.12%
Janus Henderson Series Global Technology and Innovation - Service Class	Other-Technology	Janus Capital Management LLC	0.97%	(37.12%)	10.28%	15.34%
Lord Abbett Series Fund Developing Growth- Class VC*	Small/Mid US Equity	Lord, Abbett & Co, LLC	1.04%	(35.98%)	8.23%	10.86%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
MFS Blended Research Small Cap Equity- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	0.79%	(18.56%)	5.14%	10.21%
MFS Global Equity Series - Service Class*	International Equity		1.17%	(17.94%)	4.92%	8.16%
MFS Growth Series - Service Class	Large US Equity		0.99%	(31.80%)	9.30%	12.77%
MFS Inflation Adjusted Bond - Service Class	Fixed Income		0.82%	(21.66%)	(1.54%)	(0.52%)
MFS International Intrinsic Value - Service Class*	International Equity		1.15%	(23.75%)	2.77%	7.56%
MFS Mid Cap Value- Service Class	Small/Mid US Equity		1.04%	(9.00%)	7.32%	10.59%
MFS New Discovery- Service Class*	Small/Mid US Equity		1.12%	(29.99%)	7.53%	9.71%
MFS New Discovery Value - Service Class*	Small/Mid US Equity		1.13%	(11.23%)	7.92%	11.56%
MFS Research International - Service Class*	International Equity		1.21%	(17.80%)	2.43%	4.42%
MFS Total Return - Service Class*	Balanced/Asset Allocation		0.86%	(9.84%)	4.91%	7.07%
MFS Utilities - Service Class	Other-Utilities		1.03%	0.48%	8.73%	8.35%
MFS Value - Service Class*	Large US Equity		0.94%	(6.14%)	7.08%	10.77%
Neuberger Berman AMT Mid Cap Growth - Class S*	Small/Mid US Equity	Neuberger Berman LLC	1.11%	(28.83%)	6.77%	9.95%
Neuberger Berman AMT Sustainable Equity - Class I	Large US Equity		0.93%	(18.45%)	7.40%	10.89%
PIMCO VIT All Asset - Administrative Class*	Balanced/Asset Allocation	Research Affiliates, LLC/Pacific Investment Management Company LLC	1.535%	(11.84%)	3.22%	3.25%
PIMCO VIT CommodityRealReturn Strategy - Administrative Class	Other-Commodities	Pacific Investment Management Company LLC	1.29%	8.61%	7.03%	(1.56%)
PIMCO VIt Emerging Markets Bond - Administrative Class	Fixed Income		1.04%	(15.71%)	(0.85%)	0.97%
PIMCO VIT High Yield - Administrative Class	Fixed Income		0.76%	(10.28%)	1.89%	3.53%
PIMCO VIT Long-Term U.S. Government - Administrative Class	Fixed Income		1.135%	(28.87%)	(2.54%)	0.27%
PIMCO VIT Low Duration - Administrative Class	Short-Term Fixed Income		0.67%	(5.74%)	0.08%	0.42%
PIMCO VIT Real Return - Administrative Class	Fixed Income		0.77%	(11.90%)	1.96%	0.90%
PIMCO VIT Short-Term - Administrative Class	Short-Term Fixed Income		0.61%	(0.15%)	1.27%	1.35%
PIMCO VIT Total Return - Administrative Class	Fixed Income		0.67%	(14.30%)	(0.18%)	0.92%
Principal Variable Contracts Funds ("PVC") Bond Market Index - Class 1	Fixed Income	Principal Global Investors, LLC	0.15%	(13.16%)	(0.20%)	0.76%
PVC Core Plus Bond- Class 1	Fixed Income		0.50%	(14.13%)	0.27%	1.39%
PVC Diversified International- Class 1	International Equity		0.92%	(20.00%)	0.63%	4.32%
PVC Equity Income- Class 1	Large US Equity		0.48%	(10.50%)	7.42%	10.70%
PVC Global Emerging Markets- Class 1*	International Equity		1.11%	(22.66%)	(2.94%)	0.45%
PVC Government & High Quality Bond- Class 1	Fixed Income		0.51%	(11.81%)	(0.78%)	0.45%
PVC LargeCap Growth I- Class 1*	Large US Equity	Principal Global Investors/T. Rowe Price Associates, Inc. and Brown Advisory, LLC	0.71%	(34.16%)	8.85%	12.67%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
PVC LargeCap S&P 500 Index - Class 1	Large US Equity	Principal Global Investors, LLC	0.20%	(18.33%)	9.14%	12.25%
PVC MidCap- Class 1	Small/Mid US Equity		0.54%	(22.98%)	8.88%	12.54%
PVC Principal Capital Appreciation- Class 1	Large US Equity		0.63%	(16.42%)	10.17%	12.54%
PVC Principal LifeTime 2020- Class 1	Asset Allocation		0.54%	(14.38%)	3.35%	5.69%
PVC Principal LifeTime 2030- Class 1	Asset Allocation		0.57%	(16.84%)	4.09%	6.69%
PVC Principal LifeTime 2040- Class 1	Asset Allocation		0.64%	(18.10%)	4.74%	7.53%
PVC Principal LifeTime 2050- Class 1	Asset Allocation		0.68%	(18.81%)	5.06%	7.98%
PVC Principal LifeTime 2060- Class 1*	Asset Allocation		0.70%	(18.78%)	5.22%
PVC Principal LifeTime Strategic Income- Class 1	Asset Allocation		0.54%	(13.09%)	1.80%	3.09%
PVC Real Estate Securities- Class 1	Small/Mid US Equity		0.79%	(25.41%)	4.93%	7.79%
PVC SAM Balanced- Class 1	Asset Allocation		0.76%	(16.15%)	3.88%	6.38%
PVC SAM Conservative Balanced- Class 1	Asset Allocation		0.75%	(14.45%)	2.84%	4.83%
PVC SAM Conservative Growth- Class 1	Asset Allocation		0.78%	(17.79%)	4.84%	7.82%
PVC SAM Flexible Income- Class 1	Asset Allocation		0.70%	(13.11%)	2.04%	3.77%
PVC SAM Strategic Growth- Class 1	Asset Allocation		0.79%	(18.78%)	5.53%	8.74%
PVC Short-Term Income- Class 1	Short-Term Fixed Income		0.41%	(3.45%)	0.94%	1.28%
PVC SmallCap- Class 1	Small/Mid US Equity		0.84%	(20.63%)	5.75%	10.50%
Putnam VT International Value - Class IB	International Equity	Putnam Investment Management, LLC /Putnam Investments Limited and The Putnam Advisory Company, LLC	1.15%	(6.81%)	1.97%	4.19%
Putnam VT Large Cap Growth - Class IB	Large US Equity	Putnam Investment Management, LLC	0.91%	(30.50%)	10.60%	13.72%
Rydex VI Basic Materials Fund	Other-Natural Resources	Security Investors, LLC, which operates under the name of Guggenheim Investments	1.77%	(9.65%)	5.92%	5.71%
Rydex VI Utilities Fund	Other-Utilities		1.77%	1.04%	6.28%	8.52%
T. Rowe Price Health Sciences - Class II*	Other-Health	T. Rowe Price Associates Inc.	1.19%	(12.69%)	10.56%	15.35%
TOPS Managed Risk Balanced ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC/ ValMark Advisers, Inc.	0.76%	(11.85%)	1.76%	3.13%
TOPS Managed Risk Growth ETF- Class 2	Asset Allocation		0.74%	(13.35%)	1.92%	3.72%
TOPS Managed Risk Moderate Growth ETF- Class 2	Asset Allocation		0.75%	(13.73%)	1.77%	3.77%
VanEck VIP Global Resources- Initial Class	Other-Natural Resources	Van Eck Associates Corp	1.09%	8.39%	4.26%	0.35%
Vanguard VIF Balanced	Balanced/Asset Allocation	Wellington Management Company, LLP	0.21%	(14.30%)	5.96%	8.41%
Vanguard VIF Conservative Allocation (available starting June 5, 2023)	Balanced/Asset Allocation	The Vanguard Group, Inc.	0.13%	(14.90%)	2.52%	4.52%
Vanguard VIF Equity Income (available starting June 5, 2023)	Large US Equity	Wellington Management Company, LLP & The Vanguard Group, Inc.	0.30%	(0.66%)	8.51%	11.58%
Vanguard VIF Global Bond Index	Fixed Income	The Vanguard Group, Inc.	0.13%	(13.13%)	(0.12%)
Vanguard VIF International Portfolio	International Equity	Baillie Giford Overseas Ltd. & Schroder Investment Management North America Inc.	0.41%	(30.12%)	4.45%	7.58%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Vanguard VIF Mid-Cap Index	Small/Mid US Equity	The Vanguard Group, Inc.	0.17%	(18.82%)	7.18%	10.95%
Vanguard VIF Real Estate Index	Asset Allocation		0.26%	(26.30%)	3.69%	6.36%
Wanger International*	International Equity	Columbia Wanger Asset Management, LLC	1.20%	(33.84%)	(0.78%)	3.97%
* The current expense ratio for this Underlying Fund reflects expense reimbursements and/or fee waiver arrangements reported in the Underlying Fund’s registration statement. Such arrangements may be terminated, and therefore, reflect temporary fee reductions.

Prospectuses Available [Text Block]
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/ExecutiveVUL3PLICReport. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

Portfolio Companies [Table Text Block]

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
AllianceBernstein Variable Products Discovery Value - Class A	Small/Mid US Equity	AllianceBernstein L.P.	0.80%	(15.63%)	3.88%	9.33%
AllianceBernstein Variable Products International Value - Class A*	International Equity		0.88%	(13.61%)	(2.32%)	2.76%
AllianceBernstein Variable Products Sustainable Global Thematic Growth - Class A*	International Equity		0.90%	(26.98%)	7.99%	10.27%
AllianceBernstein Variable Products Sustainable International Thematic - Class A*	International Equity		1.54%	(27.61%)	1.41%	4.04%
American Century VP Capital Appreciation - Class II*	Small/Mid US Equity	American Century Investment Management, Inc.	1.07%	(28.25%)	7.74%	10.09%
American Century VP Disciplined Core Value - Class II	Large US Equity		0.96%	(12.83%)	6.59%	10.37%
American Century VP Inflation Protection - Class II	Inflation-Protected Bond		0.77%	(13.08%)	1.38%	0.67%
American Century VP International - Class II*	International Equity		1.25%	(24.86%)	2.16%	4.78%
American Century VP Mid Cap Value - Class II*	Small/Mid US Equity		1.01%	(1.38%)	6.61%	10.84%
American Century VP Value - Class II*	Large US Equity		0.88%	0.31%	7.68%	10.41%
American Funds Insurance Series Capital World Bond - Class 2*	Fixed Income	Capital Research and Management Company	0.72%	(17.70%)	(1.77%)	(0.50%)
American Funds Insurance Series Global Balanced - Class 2	Asset Allocation		0.75%	(14.56%)	3.40%	5.25%
American Funds Insurance Series Global Small Capitalization - Class 2	International Equity		0.91%	(29.55%)	2.79%	6.84%
American Funds Insurance Series Growth - Class 2	Large US Equity		0.59%	(29.94%)	11.14%	13.64%
American Funds Insurance Series International - Class 2	International Equity		0.78%	(20.79%)	(1.03%)	3.92%
American Funds Insurance Series New World - Class 2*	International Equity		0.82%	(22.10%)	2.32%	4.27%
American Funds Insurance Series Washington Mutual Investors - Class 2*	Large US Equity		0.50%	(8.45%)	7.11%	11.30%
BNY Mellon IP MidCap Stock - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc../Mellon Investments Corp	1.05%	(14.29%)	3.24%	8.60%
BNY Mellon IP Technology Growth - Service Class	Other-Technology	BNY Mellon Investment Adviser, Inc.	1.03%	(46.52%)	4.83%	10.90%
BNY Mellon Sustainable U.S. Equity - Service Class	Large US Equity	BNY Mellon Investment Adviser, Inc../Newton Investment Management (North America) Limited	0.93%	(23.06%)	9.06%	11.08%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
BNY Mellon VIF Appreciation - Service Class	Large US Equity	Fayez Sarofim & Co/BNY Mellon Investment Adviser, Inc.	1.08%	(18.26%)	10.03%	10.82%
Calvert VP EAFE International Index - Class F*	International Equity	Calvert Research and Management	0.68%	(14.75%)	1.14%	3.84%
Calvert VP Investment Grade Bond Index - Class I*	Fixed Income	Calvert Research and Management/Ameritas Investment Partners, Inc.	0.32%	(12.53%)	(0.09%)	0.86%
Calvert VP Russell 2000 Small Cap Index - Class F*	Small/Mid US Equity		0.60%	(20.67%)	3.65%	8.34%
ClearBridge Mid Cap - Class I	Small/Mid US Equity	ClearBridge Investments, LLC/Legg Mason Partners Fund Advisor, LLC	0.83%	(25.31%)	5.22%	9.22%
ClearBridge Small Cap Growth - Class I	Small/Mid US Equity		0.80%	(28.85%)	8.54%	11.23%
Delaware VIP Small Cap Value - Service Class	Small/Mid US Equity	Delaware Management Company	1.08%	(12.35%)	4.04%	8.92%
DWS Alternative Asset Allocation - Class B	Other-Multialternative	RREEF America L.L.C../DWS Investment Management Amercias Inc.	1.21%	(7.74%)	2.50%	2.14%
DWS Small Mid Cap Value - Class B*	Small/Mid US Equity	DWS Investment Management Americas Inc	1.18%	(16.14%)	1.77%	6.84%
Fidelity VIP Contrafund - Service Class 2	Large US Equity	Fidelity Management & Research Company	0.85%	(26.49%)	8.39%	11.15%
Fidelity VIP Equity-Income - Service Class 2	Large US Equity		0.76%	(5.25%)	7.88%	9.91%
Fidelity VIP Extended Market Index - Service Class 2	Small/Mid US Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.38%	(18.30%)
Fidelity VIP Gov't Money Market - Service Class	Short-Term Fixed Income	Fidelity Management and Research Co	0.34%	1.36%	1.02%	0.58%
Fidelity VIP High Income - Service Class 2	Fixed Income		0.97%	(11.67%)	0.86%	2.71%
Fidelity VIP International Index - Service Class 2	International Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.42%	(16.21%)
Fidelity VIP Mid Cap - Service Class 2	Small/Mid US Equity	Fidelity Management and Research Co	0.86%	(14.97%)	5.68%	9.69%
Fidelity VIP Strategic Income - Service Class 2	Fixed Income		0.92%	(11.52%)	1.09%	2.20%
Fidelity VIP Total Market Index - Service Class 2	Asset Allocation	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.37%	(19.41%)
Franklin Templeton VIP Trust - Franklin Income VIP - Class 2*	Balanced/Asset Allocation	Templeton Investment Counsel, LLC / Franklin Advisers, Inc.	0.71%	(5.47%)	4.30%	5.51%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP - Class 2	International Equity	Franklin Mutual Advisers, LLC	1.18%	(4.75%)	3.66%	6.60%
Franklin Templeton VIP Trust - Franklin Mutual Shares VIP - Class 2	Large US Equity		0.94%	(7.43%)	3.15%	6.73%
Franklin Templeton VIP Trust - Franklin Rising Dividends VIP - Class 2	Large US Equity		0.90%	(10.57%)	10.04%	11.86%
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2	Small/Mid US Equity		0.91%	(10.06%)	5.48%	9.09%
Franklin Templeton VIP Trust - Franklin Strategic Income VIP - Class 2	Fixed Income	Franklin Advisers, Inc.	1.06%	(10.75%)	(0.07%)	1.30%
Franklin Templeton VIP Trust - Templeton Developing Markets VIP - Class 2	International Equity	Templeton Asset Management Ltd. / Franklin Templeton Investment Management Limited	1.37%	(21.98%)	(1.67%)	1.02%
Franklin Templeton VIP Trust - Templeton Foreign VIP - Class 2*	International Equity	Templeton Investment Counsel, LLC	1.09%	(7.61%)	(1.97%)	1.47%
Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2*	Fixed Income	Franklin Advisers, Inc.	0.77%	(4.95%)	(2.32%)	(0.78%)
Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP - Class 2	Fixed Income		0.76%	(9.75%)	(0.58%)	0.06%
Invesco VI American Franchise - Series II	Large US Equity	Invesco Advisers, Inc.	1.11%	(31.30%)	7.39%	11.35%
Invesco VI American Value- Series I	Small/Mid US Equity		0.89%	(2.61%)	6.59%	8.87%
Invesco VI Core Equity- Series II	Large US Equity		1.05%	(20.75%)	5.92%	8.03%
Invesco VI Discovery Mid Cap Growth- Series I*	Small/Mid US Equity		0.86%	(30.98%)	8.64%	11.83%
Invesco VI EQV International Equity - Series I	International Equity		0.91%	(18.31%)	1.51%	4.41%
Invesco VI Global Real Estate - Series I	Other-Global Real Estate	Invesco Asset Management Limited/Invesco Advisers, Inc.	1.02%	(24.94%)	(0.91%)	2.48%
Invesco VI Health Care- Series I	Other-Health	Invesco Advisers, Inc.	0.96%	(13.32%)	8.30%	10.24%
Invesco VI Main Street Mid Cap- Series II	Small/Mid US Equity		1.18%	(14.45%)	4.82%	7.72%
Invesco VI Main Street Small Cap - Series II*	Small/Mid US Equity		1.12%	(16.04%)	6.74%	10.60%
Invesco VI Small Cap Equity- Series I	Small/Mid US Equity		0.95%	(20.51%)	5.54%	8.33%
Janus Henderson Series Balanced - Service Class	Balanced/Asset Allocation	Janus Capital Management LLC	0.86%	(16.62%)	6.42%	8.16%
Janus Henderson Series Enterprise- Service Class	Small/Mid US Equity		0.96%	(16.15%)	9.35%	13.10%
Janus Henderson Series Flexible Bond - Service Class*	Fixed Income		0.82%	(13.90%)	0.25%	1.10%
Janus Henderson Series Forty - Service Class	Large US Equity		0.80%	(33.73%)	9.48%	12.72%
Janus Henderson Series Global Research - Service Class	International Equity		0.89%	(19.61%)	6.29%	8.88%
Janus Henderson Global Sustainable Equity- Service	International Equity	Janus Henderson Investors US LLC	1.12%
Janus Henderson Series Global Technology and Innovation - Service Class	Other-Technology	Janus Capital Management LLC	0.97%	(37.12%)	10.28%	15.34%
Lord Abbett Series Fund Developing Growth- Class VC*	Small/Mid US Equity	Lord, Abbett & Co, LLC	1.04%	(35.98%)	8.23%	10.86%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
MFS Blended Research Small Cap Equity- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	0.79%	(18.56%)	5.14%	10.21%
MFS Global Equity Series - Service Class*	International Equity		1.17%	(17.94%)	4.92%	8.16%
MFS Growth Series - Service Class	Large US Equity		0.99%	(31.80%)	9.30%	12.77%
MFS Inflation Adjusted Bond - Service Class	Fixed Income		0.82%	(21.66%)	(1.54%)	(0.52%)
MFS International Intrinsic Value - Service Class*	International Equity		1.15%	(23.75%)	2.77%	7.56%
MFS Mid Cap Value- Service Class	Small/Mid US Equity		1.04%	(9.00%)	7.32%	10.59%
MFS New Discovery- Service Class*	Small/Mid US Equity		1.12%	(29.99%)	7.53%	9.71%
MFS New Discovery Value - Service Class*	Small/Mid US Equity		1.13%	(11.23%)	7.92%	11.56%
MFS Research International - Service Class*	International Equity		1.21%	(17.80%)	2.43%	4.42%
MFS Total Return - Service Class*	Balanced/Asset Allocation		0.86%	(9.84%)	4.91%	7.07%
MFS Utilities - Service Class	Other-Utilities		1.03%	0.48%	8.73%	8.35%
MFS Value - Service Class*	Large US Equity		0.94%	(6.14%)	7.08%	10.77%
Neuberger Berman AMT Mid Cap Growth - Class S*	Small/Mid US Equity	Neuberger Berman LLC	1.11%	(28.83%)	6.77%	9.95%
Neuberger Berman AMT Sustainable Equity - Class I	Large US Equity		0.93%	(18.45%)	7.40%	10.89%
PIMCO VIT All Asset - Administrative Class*	Balanced/Asset Allocation	Research Affiliates, LLC/Pacific Investment Management Company LLC	1.535%	(11.84%)	3.22%	3.25%
PIMCO VIT CommodityRealReturn Strategy - Administrative Class	Other-Commodities	Pacific Investment Management Company LLC	1.29%	8.61%	7.03%	(1.56%)
PIMCO VIt Emerging Markets Bond - Administrative Class	Fixed Income		1.04%	(15.71%)	(0.85%)	0.97%
PIMCO VIT High Yield - Administrative Class	Fixed Income		0.76%	(10.28%)	1.89%	3.53%
PIMCO VIT Long-Term U.S. Government - Administrative Class	Fixed Income		1.135%	(28.87%)	(2.54%)	0.27%
PIMCO VIT Low Duration - Administrative Class	Short-Term Fixed Income		0.67%	(5.74%)	0.08%	0.42%
PIMCO VIT Real Return - Administrative Class	Fixed Income		0.77%	(11.90%)	1.96%	0.90%
PIMCO VIT Short-Term - Administrative Class	Short-Term Fixed Income		0.61%	(0.15%)	1.27%	1.35%
PIMCO VIT Total Return - Administrative Class	Fixed Income		0.67%	(14.30%)	(0.18%)	0.92%
Principal Variable Contracts Funds ("PVC") Bond Market Index - Class 1	Fixed Income	Principal Global Investors, LLC	0.15%	(13.16%)	(0.20%)	0.76%
PVC Core Plus Bond- Class 1	Fixed Income		0.50%	(14.13%)	0.27%	1.39%
PVC Diversified International- Class 1	International Equity		0.92%	(20.00%)	0.63%	4.32%
PVC Equity Income- Class 1	Large US Equity		0.48%	(10.50%)	7.42%	10.70%
PVC Global Emerging Markets- Class 1*	International Equity		1.11%	(22.66%)	(2.94%)	0.45%
PVC Government & High Quality Bond- Class 1	Fixed Income		0.51%	(11.81%)	(0.78%)	0.45%
PVC LargeCap Growth I- Class 1*	Large US Equity	Principal Global Investors/T. Rowe Price Associates, Inc. and Brown Advisory, LLC	0.71%	(34.16%)	8.85%	12.67%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
PVC LargeCap S&P 500 Index - Class 1	Large US Equity	Principal Global Investors, LLC	0.20%	(18.33%)	9.14%	12.25%
PVC MidCap- Class 1	Small/Mid US Equity		0.54%	(22.98%)	8.88%	12.54%
PVC Principal Capital Appreciation- Class 1	Large US Equity		0.63%	(16.42%)	10.17%	12.54%
PVC Principal LifeTime 2020- Class 1	Asset Allocation		0.54%	(14.38%)	3.35%	5.69%
PVC Principal LifeTime 2030- Class 1	Asset Allocation		0.57%	(16.84%)	4.09%	6.69%
PVC Principal LifeTime 2040- Class 1	Asset Allocation		0.64%	(18.10%)	4.74%	7.53%
PVC Principal LifeTime 2050- Class 1	Asset Allocation		0.68%	(18.81%)	5.06%	7.98%
PVC Principal LifeTime 2060- Class 1*	Asset Allocation		0.70%	(18.78%)	5.22%
PVC Principal LifeTime Strategic Income- Class 1	Asset Allocation		0.54%	(13.09%)	1.80%	3.09%
PVC Real Estate Securities- Class 1	Small/Mid US Equity		0.79%	(25.41%)	4.93%	7.79%
PVC SAM Balanced- Class 1	Asset Allocation		0.76%	(16.15%)	3.88%	6.38%
PVC SAM Conservative Balanced- Class 1	Asset Allocation		0.75%	(14.45%)	2.84%	4.83%
PVC SAM Conservative Growth- Class 1	Asset Allocation		0.78%	(17.79%)	4.84%	7.82%
PVC SAM Flexible Income- Class 1	Asset Allocation		0.70%	(13.11%)	2.04%	3.77%
PVC SAM Strategic Growth- Class 1	Asset Allocation		0.79%	(18.78%)	5.53%	8.74%
PVC Short-Term Income- Class 1	Short-Term Fixed Income		0.41%	(3.45%)	0.94%	1.28%
PVC SmallCap- Class 1	Small/Mid US Equity		0.84%	(20.63%)	5.75%	10.50%
Putnam VT International Value - Class IB	International Equity	Putnam Investment Management, LLC /Putnam Investments Limited and The Putnam Advisory Company, LLC	1.15%	(6.81%)	1.97%	4.19%
Putnam VT Large Cap Growth - Class IB	Large US Equity	Putnam Investment Management, LLC	0.91%	(30.50%)	10.60%	13.72%
Rydex VI Basic Materials Fund	Other-Natural Resources	Security Investors, LLC, which operates under the name of Guggenheim Investments	1.77%	(9.65%)	5.92%	5.71%
Rydex VI Utilities Fund	Other-Utilities		1.77%	1.04%	6.28%	8.52%
T. Rowe Price Health Sciences - Class II*	Other-Health	T. Rowe Price Associates Inc.	1.19%	(12.69%)	10.56%	15.35%
TOPS Managed Risk Balanced ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC/ ValMark Advisers, Inc.	0.76%	(11.85%)	1.76%	3.13%
TOPS Managed Risk Growth ETF- Class 2	Asset Allocation		0.74%	(13.35%)	1.92%	3.72%
TOPS Managed Risk Moderate Growth ETF- Class 2	Asset Allocation		0.75%	(13.73%)	1.77%	3.77%
VanEck VIP Global Resources- Initial Class	Other-Natural Resources	Van Eck Associates Corp	1.09%	8.39%	4.26%	0.35%
Vanguard VIF Balanced	Balanced/Asset Allocation	Wellington Management Company, LLP	0.21%	(14.30%)	5.96%	8.41%
Vanguard VIF Conservative Allocation (available starting June 5, 2023)	Balanced/Asset Allocation	The Vanguard Group, Inc.	0.13%	(14.90%)	2.52%	4.52%
Vanguard VIF Equity Income (available starting June 5, 2023)	Large US Equity	Wellington Management Company, LLP & The Vanguard Group, Inc.	0.30%	(0.66%)	8.51%	11.58%
Vanguard VIF Global Bond Index	Fixed Income	The Vanguard Group, Inc.	0.13%	(13.13%)	(0.12%)
Vanguard VIF International Portfolio	International Equity	Baillie Giford Overseas Ltd. & Schroder Investment Management North America Inc.	0.41%	(30.12%)	4.45%	7.58%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Vanguard VIF Mid-Cap Index	Small/Mid US Equity	The Vanguard Group, Inc.	0.17%	(18.82%)	7.18%	10.95%
Vanguard VIF Real Estate Index	Asset Allocation		0.26%	(26.30%)	3.69%	6.36%
Wanger International*	International Equity	Columbia Wanger Asset Management, LLC	1.20%	(33.84%)	(0.78%)	3.97%

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in a Policy.
Principal Risk [Text Block]
Risk of Loss; Not a Short-Term Investment
You can lose money by investing in a Policy. Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Principal Risk [Text Block]
Risk of Loss; Not a Short-Term Investment
You can lose money by investing in a Policy. Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Underlying Funds. Each Underlying Fund has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.
Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, or policy loans may increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Policy Termination (Lapse) Risk [Member]
Prospectus:
Principal Risk [Text Block]
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations On Access To Surrender Value Risk [Member]
Prospectus:
Principal Risk [Text Block]
Limitations on Access to Surrender Value
Unscheduled Partial Surrenders
Up to two unscheduled partial surrenders may be made in a Policy Year before the transaction fees apply. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 90% of the Net Policy Value as of the Effective Date of the unscheduled partial surrender. The unscheduled partial surrender may not decrease the Total Face Amount to less than $100,000.
Scheduled Partial Surrenders
Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis. Each scheduled partial surrender may not be greater than 90% of the Net policy Value (as of the date of the scheduled partial surrender).
Full Surrender
The Policy may be surrendered while the policy is in effect. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.

Adverse Tax Consequences Risk [Member]
Prospectus:
Principal Risk [Text Block]
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

Underlying Funds Risk [Member]
Prospectus:
Principal Risk [Text Block]
Risks of Underlying Funds
A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. As with all mutual funds, as the value of an Underlying Fund’s assets rise or fall, the fund’s share price changes. If you sell your Units in a Division (each of which invests in an Underlying Fund) when their value is less than the price you paid, you will lose money.
Each Division invests in a corresponding Underlying Fund. The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.

Conflict Of Interest Risk [Member]
Prospectus:
Principal Risk [Text Block]
Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an Underlying Fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect Owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.

C000028838 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Discovery Value - Class A
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(15.63%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	9.33%
C000028828 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products International Value - Class A*
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(13.61%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	2.76%
C000028824 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Sustainable International Thematic - Class A*
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	(27.61%)
Average Annual Total Returns, 5 Years [Percent]	1.41%
Average Annual Total Returns, 10 Years [Percent]	4.04%
C000028860 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Sustainable Global Thematic Growth - Class A*
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(26.98%)
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	10.27%
C000139100 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century VP Capital Appreciation - Class II*
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(28.25%)
Average Annual Total Returns, 5 Years [Percent]	7.74%
Average Annual Total Returns, 10 Years [Percent]	10.09%
C000018206 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century VP Inflation Protection - Class II
Portfolio Company Objective [Text Block]	Inflation-Protected Bond
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
C000018269 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century VP International - Class II*
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(24.86%)
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	4.78%
C000018257 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century VP Value - Class II*
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.41%
C000018274 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century VP Mid Cap Value - Class II*
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(1.38%)
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	10.84%
C000018265 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century VP Disciplined Core Value - Class II
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(12.83%)
Average Annual Total Returns, 5 Years [Percent]	6.59%
Average Annual Total Returns, 10 Years [Percent]	10.37%
C000037828 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series Capital World Bond - Class 2*
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(17.70%)
Average Annual Total Returns, 5 Years [Percent]	(1.77%)
Average Annual Total Returns, 10 Years [Percent]	(0.50%)
C000023920 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series International - Class 2
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(20.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.03%)
Average Annual Total Returns, 10 Years [Percent]	3.92%
C000023915 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series Global Small Capitalization - Class 2
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(29.55%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	6.84%
C000099202 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series Global Balanced - Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(14.56%)
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	5.25%
C000023917 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series Growth - Class 2
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
C000023923 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series New World - Class 2*
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(22.10%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.27%
C000023925 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series Washington Mutual Investors - Class 2*
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(8.45%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	11.30%
C000007612 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon IP MidCap Stock - Service Class
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corp
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	8.60%
C000007615 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon IP Technology Growth - Service Class
Portfolio Company Objective [Text Block]	Other-Technology
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(46.52%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	10.90%
C000005027 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity - Service Class
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management (North America) Limited
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(23.06%)
Average Annual Total Returns, 5 Years [Percent]	9.06%
Average Annual Total Returns, 10 Years [Percent]	11.08%
C000005036 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon VIF Appreciation - Service Class
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Fayez Sarofim & Co
Portfolio Company Subadviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(18.26%)
Average Annual Total Returns, 5 Years [Percent]	10.03%
Average Annual Total Returns, 10 Years [Percent]	10.82%
C000055530 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP EAFE International Index - Class F*
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(14.75%)
Average Annual Total Returns, 5 Years [Percent]	1.14%
Average Annual Total Returns, 10 Years [Percent]	3.84%
C000030374 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP Investment Grade Bond Index - Class I*
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(12.53%)
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	0.86%
C000030372 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP Russell 2000 Small Cap Index - Class F*
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(20.67%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	8.34%
C000011727 [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Mid Cap - Class I
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Portfolio Company Subadviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(25.31%)
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	9.22%
C000046572 [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth - Class I
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	11.23%
C000006666 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP Small Cap Value - Service Class
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(12.35%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.92%
C000077948 [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation - Class B
Portfolio Company Objective [Text Block]	Other-Multialternative
Portfolio Company Adviser [Text Block]	RREEF America L.L.C.
Portfolio Company Subadviser [Text Block]	DWS Investment Management Amercias Inc.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	2.14%
C000017232 [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Small Mid Cap Value - Class B*
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	6.84%
C000078375 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund - Service Class 2
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
C000078376 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Equity-Income - Service Class 2
Portfolio Company Objective [Text Block]	Large US Equity
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(5.25%)
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	9.91%
C000199918 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Extended Market Index - Service Class 2
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC and FMR Co., Inc.
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
C000048775 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Gov't Money Market - Service Class
Portfolio Company Objective [Text Block]	Short-Term Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	0.58%
C000020981 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP High Income - Service Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(11.67%)
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	2.71%
C000199920 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP International Index - Service Class 2
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC and FMR Co., Inc.
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(16.21%)
C000078378 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Mid Cap - Service Class 2
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
C000021090 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Strategic Income - Service Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.20%
C000199922 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Total Market Index - Service Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC and FMR Co., Inc.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(19.41%)
C000020130 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust - Franklin Income VIP - Class 2*
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
C000020107 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP - Class 2
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(4.75%)
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	6.60%
C000020109 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust - Franklin Mutual Shares VIP - Class 2
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	6.73%
C000020095 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP - Class 2
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(10.57%)
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.86%
C000020099 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	9.09%
C000020101 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust - Franklin Strategic Income VIP - Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(10.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	1.30%
C000020111 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust - Templeton Developing Markets VIP - Class 2
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(21.98%)
Average Annual Total Returns, 5 Years [Percent]	(1.67%)
Average Annual Total Returns, 10 Years [Percent]	1.02%
C000020114 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust - Templeton Foreign VIP - Class 2*
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(7.61%)
Average Annual Total Returns, 5 Years [Percent]	(1.97%)
Average Annual Total Returns, 10 Years [Percent]	1.47%
C000020121 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2*
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
C000020103 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP - Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.06%
C000084678 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco VI American Franchise - Series II
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(31.30%)
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	11.35%
C000000411 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco VI EQV International Equity - Series I
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	4.41%
C000000453 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco VI Core Equity- Series II
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(20.75%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	8.03%
C000209364 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco VI Discovery Mid Cap Growth- Series I*
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(30.98%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	11.83%
C000084659 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco VI American Value- Series I
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(2.61%)
Average Annual Total Returns, 5 Years [Percent]	6.59%
Average Annual Total Returns, 10 Years [Percent]	8.87%
C000000420 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco VI Global Real Estate - Series I
Portfolio Company Objective [Text Block]	Other-Global Real Estate
Portfolio Company Adviser [Text Block]	Invesco Asset Management Limited
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.94%)
Average Annual Total Returns, 5 Years [Percent]	(0.91%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
C000000432 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco VI Health Care- Series I
Portfolio Company Objective [Text Block]	Other-Health
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(13.32%)
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	10.24%
C000209375 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco VI Main Street Small Cap - Series II*
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(16.04%)
Average Annual Total Returns, 5 Years [Percent]	6.74%
Average Annual Total Returns, 10 Years [Percent]	10.60%
C000000422 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco VI Small Cap Equity- Series I
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(20.51%)
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	8.33%
C000000415 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco VI Main Street Mid Cap- Series II
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(14.45%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	7.72%
C000028716 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Series Balanced - Service Class
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
C000028728 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Series Global Research - Service Class
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(19.61%)
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	8.88%
C000028736 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Series Forty - Service Class
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
C000028733 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Series Flexible Bond - Service Class*
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.90%)
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
C000028720 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Series Enterprise- Service Class
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
C000233310 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Sustainable Equity- Service
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.12%
C000028740 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Series Global Technology and Innovation - Service Class
Portfolio Company Objective [Text Block]	Other-Technology
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.12%)
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	15.34%
C000087850 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Developing Growth- Class VC*
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(35.98%)
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	10.86%
C000021906 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Blended Research Small Cap Equity- Service Class
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(18.56%)
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	10.21%
C000068447 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS New Discovery Value - Service Class*
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(11.23%)
Average Annual Total Returns, 5 Years [Percent]	7.92%
Average Annual Total Returns, 10 Years [Percent]	11.56%
C000007311 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Total Return - Service Class*
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(9.84%)
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	7.07%
C000007330 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS New Discovery- Service Class*
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(29.99%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
C000007317 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Growth Series - Service Class
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(31.80%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.77%
C000007305 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Research International - Service Class*
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(17.80%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.42%
C000007319 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Global Equity Series - Service Class*
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(17.94%)
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	8.16%
C000007246 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International Intrinsic Value - Service Class*
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(23.75%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	7.56%
C000007313 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Utilities - Service Class
Portfolio Company Objective [Text Block]	Other-Utilities
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	0.48%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.35%
C000068455 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Inflation Adjusted Bond - Service Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(21.66%)
Average Annual Total Returns, 5 Years [Percent]	(1.54%)
Average Annual Total Returns, 10 Years [Percent]	(0.52%)
C000007254 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Mid Cap Value- Service Class
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(9.00%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	10.59%
C000007315 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Value - Service Class*
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000022324 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman AMT Mid Cap Growth - Class S*
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Neuberger Berman LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(28.83%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.95%
C000022328 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity - Class I
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Neuberger Berman LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
C000026478 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT All Asset - Administrative Class*
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Adviser [Text Block]	Research Affiliates, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.535%
Average Annual Total Returns, 1 Year [Percent]	(11.84%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	3.25%
C000026493 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn Strategy - Administrative Class
Portfolio Company Objective [Text Block]	Other-Commodities
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	(1.56%)
C000026489 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Total Return - Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
C000026484 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term - Administrative Class
Portfolio Company Objective [Text Block]	Short-Term Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(0.15%)
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	1.35%
C000026498 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT High Yield - Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(10.28%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	3.53%
C000026500 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Long-Term U.S. Government - Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.135%
Average Annual Total Returns, 1 Year [Percent]	(28.87%)
Average Annual Total Returns, 5 Years [Percent]	(2.54%)
Average Annual Total Returns, 10 Years [Percent]	0.27%
C000026494 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIt Emerging Markets Bond - Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(15.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.85%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
C000026482 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Real Return - Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(11.90%)
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	0.90%
C000026502 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration - Administrative Class
Portfolio Company Objective [Text Block]	Short-Term Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(5.74%)
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	0.42%
C000112990 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal Variable Contracts Funds ("PVC") Bond Market Index - Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	(13.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	0.76%
C000020929 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC Diversified International- Class 1
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(20.00%)
Average Annual Total Returns, 5 Years [Percent]	0.63%
Average Annual Total Returns, 10 Years [Percent]	4.32%
C000020932 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC Government & High Quality Bond- Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(11.81%)
Average Annual Total Returns, 5 Years [Percent]	(0.78%)
Average Annual Total Returns, 10 Years [Percent]	0.45%
C000020925 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC Core Plus Bond- Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.13%)
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	1.39%
C000020931 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC Equity Income- Class 1
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(10.50%)
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	10.70%
C000020904 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC Global Emerging Markets- Class 1*
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(22.66%)
Average Annual Total Returns, 5 Years [Percent]	(2.94%)
Average Annual Total Returns, 10 Years [Percent]	0.45%
C000020930 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC LargeCap Growth I- Class 1*
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc. and Brown Advisory, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(34.16%)
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	12.67%
C000020908 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC LargeCap S&P 500 Index - Class 1
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	(18.33%)
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	12.25%
C000020916 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC Principal LifeTime 2020- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(14.38%)
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	5.69%
C000020921 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC Real Estate Securities- Class 1
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(25.41%)
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	7.79%
C000038543 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC SAM Balanced- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	6.38%
C000020920 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC Principal LifeTime Strategic Income- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	3.09%
C000038545 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC SAM Conservative Balanced- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(14.45%)
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	4.83%
C000020919 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC Principal LifeTime 2050- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(18.81%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.98%
C000020917 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC Principal LifeTime 2030- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(16.84%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	6.69%
C000020918 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC Principal LifeTime 2040- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(18.10%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	7.53%
C000126088 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC Principal LifeTime 2060- Class 1*
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(18.78%)
Average Annual Total Returns, 5 Years [Percent]	5.22%
C000038547 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC SAM Conservative Growth- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(17.79%)
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000038548 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC SAM Flexible Income- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.11%)
Average Annual Total Returns, 5 Years [Percent]	2.04%
Average Annual Total Returns, 10 Years [Percent]	3.77%
C000038541 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC Short-Term Income- Class 1
Portfolio Company Objective [Text Block]	Short-Term Fixed Income
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(3.45%)
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	1.28%
C000020910 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC MidCap- Class 1
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(22.98%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	12.54%
C000020923 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC SmallCap- Class 1
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(20.63%)
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	10.50%
C000038530 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC SAM Strategic Growth- Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(18.78%)
Average Annual Total Returns, 5 Years [Percent]	5.53%
Average Annual Total Returns, 10 Years [Percent]	8.74%
C000038532 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PVC Principal Capital Appreciation- Class 1
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(16.42%)
Average Annual Total Returns, 5 Years [Percent]	10.17%
Average Annual Total Returns, 10 Years [Percent]	12.54%
C000010852 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Value - Class IB
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited and The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.81%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	4.19%
C000010842 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth - Class IB
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(30.50%)
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	13.72%
C000010428 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Rydex VI Basic Materials Fund
Portfolio Company Objective [Text Block]	Other-Natural Resources
Portfolio Company Adviser [Text Block]	Security Investors, LLC, which operates under the name of Guggenheim Investments
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(9.65%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.71%
C000010394 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Rydex VI Utilities Fund
Portfolio Company Objective [Text Block]	Other-Utilities
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	1.04%
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	8.52%
C000005449 [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences - Class II*
Portfolio Company Objective [Text Block]	Other-Health
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(12.69%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
C000097932 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS Managed Risk Balanced ETF- Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Portfolio Company Subadviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(11.85%)
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	3.13%
C000097937 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS Managed Risk Growth ETF- Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(13.35%)
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.72%
C000097935 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS Managed Risk Moderate Growth ETF- Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(13.73%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.77%
C000025041 [Member]
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Global Resources- Initial Class
Portfolio Company Objective [Text Block]	Other-Natural Resources
Portfolio Company Adviser [Text Block]	Van Eck Associates Corp
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	0.35%
C000012146 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Balanced
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	8.41%
C000102905 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Conservative Allocation (available starting June 5, 2023)
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.52%
C000012155 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Equity Income (available starting June 5, 2023)
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP & The Vanguard Group, Inc.
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(0.66%)
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.58%
C000192542 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Global Bond Index
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(13.13%)
Average Annual Total Returns, 5 Years [Percent]	(0.12%)
C000012159 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF International Portfolio
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Baillie Giford Overseas Ltd. & Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(30.12%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
C000012160 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Mid-Cap Index
Portfolio Company Objective [Text Block]	Small/Mid US Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
C000012148 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Real Estate Index
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
C000024404 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Wanger International*
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(33.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.78%)
Average Annual Total Returns, 10 Years [Percent]	3.97%
Previously Offered [Member]
Prospectus:
Sales Load, Description [Text Block]	Sales Charge(1)
Sales Load, When Deducted [Text Block]	upon receipt of premium
Sales Load (of Premium Payments), Maximum [Percent]	6.50%
Sales Load (of Premium Payments), Current [Percent]	6.50%
Premium Taxes, Description [Text Block]	Taxes (federal, state and local)
Premium Taxes, When Deducted [Text Block]	upon receipt of premium
Premium Taxes (of Premium Payments), Maximum [Percent]	3.25%
Premium Taxes (of Premium Payments), Current [Percent]	3.25%
Other Surrender Fees, Description [Text Block]	Transaction Fee for Unscheduled Partial Surrender
Other Surrender Fees, When Deducted [Text Block]	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 25
Other Surrender Fees (of Other Amount), Maximum [Percent]	2.00%
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Fee for Unscheduled Division Transfer(3)
Transfer Fees, When Deducted [Text Block]	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Current [Dollars]	$ 0
Insurance Cost, Description [Text Block]	Cost of Insurance(1)
Insurance Cost, When Deducted [Text Block]	monthly
Insurance Cost, Representative Investor [Text Block]	$0.21196 per $1,000 of Net Amount at Risk
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0.00167
Other Annual Expense (of Other Amount), Maximum [Percent]	0.35%
Offered Ending [Date]	Dec. 15, 2021
Life Paid-Up (Overloan Protection) [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Life Paid-Up Rider
Other Transaction Fee, When Deducted [Text Block]	on the date rider benefit begins
Name of Benefit [Text Block]	Life Paid-Up (Overloan Protection)
Purpose of Benefit [Text Block]	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Name of Benefit [Text Block]	Life Paid-Up (Overloan Protection)
Operation of Benefit [Text Block]
Life Paid-Up Rider (Overloan Protection)
Under certain circumstances, this rider can guarantee the Policy will not lapse when there is insufficient Net Policy Value to cover the Monthly Policy Charge due to Loan Indebtedness by converting the Policy to paid-up life insurance. In order for the rider benefit to begin, the following conditions must be satisfied:
•the Policy is not a Modified Endowment Contract on the Policy Date;
•no current or future distribution will be required to maintain qualification as life insurance under Section 7702 of the Internal Revenue Code, as amended;
•    the Loan Indebtedness must be at least the following percentages of the Surrender Value:
•92% current (92% guaranteed) for the guideline premium test; or
•90% current (86% guaranteed) for the cash value accumulation test.
•    there is sufficient Net Surrender Value to cover the one-time rider charge;
•    the Policy must have been in force for at least 15 Policy Years;
•Insured is Attained Age 75; and
•    total partial surrenders must equal or exceed total premiums paid.
Once the rider benefit begins:
•    The Total Face Amount is reduced to equal the Policy Value after the rider charge multiplied by 105%.
•    All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•    No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•    No new premium payments, face amount Adjustments, or partial surrenders are allowed.
•    If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•    Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•    All optional riders will automatically be terminated.
The rider may be elected at any time prior to the Policy Maturity Date.There is no charge for this rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to exceed 7.5% of the Policy Value (for policies using the guideline premium test) and 13.5% of the Policy Value (for policies using the cash value accumulation test) that is taken from the Policy Value.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.

Life Paid-Up (Overloan Protection) [Member] | Previously Offered [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Life Paid-Up Rider
Other Transaction Fee, When Deducted [Text Block]	on the date rider benefit begins
Life Paid-Up Issued With Guideline Premium Cash Value Corridor Test [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	5.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	7.50%
Life Paid-Up Issued With Guideline Premium Cash Value Corridor Test [Member] | Previously Offered [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	5.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	7.50%
Life Paid-Up Issued With Cash Value Accumulation Test [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	7.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	13.50%
Life Paid-Up Issued With Cash Value Accumulation Test [Member] | Previously Offered [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	9.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	13.50%
Asset Based Charge [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Asset Based Charge
Other Annual Expense, When Deducted [Text Block]	monthly
Other Annual Expense (of Other Amount), Maximum [Percent]	0.35%
Other Annual Expense (of Other Amount), Current [Percent]	0.35%
Asset Based Charge [Member] | Previously Offered [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Asset Based Charge
Other Annual Expense, When Deducted [Text Block]	monthly
Asset Based Charge Year One To Five [Member] | Previously Offered [Member]
Prospectus:
Other Annual Expense (of Other Amount), Current [Percent]	0.35%
Asset Based Charge Year Six To Fifteen [Member] | Previously Offered [Member]
Prospectus:
Other Annual Expense (of Other Amount), Current [Percent]	0.30%
Asset Based Charge After Year Fifteen [Member] | Previously Offered [Member]
Prospectus:
Other Annual Expense (of Other Amount), Current [Percent]	0.25%
Monthly Policy Issue Charge [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Monthly Policy Issue Charge (except as noted below)(1)
Other Annual Expense, When Deducted [Text Block]	monthly
Other Annual Expense, Representative [Text Block]	$0.06000 per $1,000 of Total Face Amount Current charges reflect the charges in effect as of the date of this prospectus for a Representative Insured, which is a 45 year-old male in with a risk classification of preferred non-tobacco for Policy Year one.
Other Annual Expense, Maximum [Dollars]	$ 1.08418
Other Annual Expense, Minimum [Dollars]	$ 0.05467
Monthly Policy Issue Charge [Member] | Previously Offered [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Monthly Policy Issue Charge (except as noted below)(1)
Other Annual Expense, When Deducted [Text Block]	monthly
Other Annual Expense, Representative [Text Block]	$0.0625 per $1,000 of Total Face Amount
Other Annual Expense, Maximum [Dollars]	$ 0.67709
Other Annual Expense, Minimum [Dollars]	$ 0.02667
Monthly Policy Issue Charge, Supplemental Benefit Rider [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider(1)
Other Annual Expense, Representative [Text Block]	$0.04800 per $1,000 of Total Face Amount Current charges reflect the charges in effect as of the date of this prospectus for a Representative Insured, which is a 45 year-old male in with a risk classification of preferred non-tobacco for Policy Year one.
Other Annual Expense, Maximum [Dollars]	$ 1.08418
Other Annual Expense, Minimum [Dollars]	$ 0.00547
Other Annual Expense, Footnotes [Text Block]	This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.
Monthly Policy Issue Charge, Supplemental Benefit Rider [Member] | Previously Offered [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider(1)
Other Annual Expense, Representative [Text Block]	$0.06250 per $1,000 of Total Face Amount
Other Annual Expense, Maximum [Dollars]	$ 0.67709
Other Annual Expense, Minimum [Dollars]	$ 0.02667
Net Policy Loan Charge( [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Net Policy Loan Charge(3)
Other Annual Expense, When Deducted [Text Block]	annually (accrued daily)
Other Annual Expense (of Other Amount), Maximum [Percent]	1.00%
Other Annual Expense (of Other Amount), Current [Percent]	1.00%
Other Annual Expense, Footnotes [Text Block]	The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account. This charge decreases after Policy Year ten
Net Policy Loan Charge( [Member] | Previously Offered [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Net Policy Loan Charge(3)
Other Annual Expense, When Deducted [Text Block]	annually (accrued daily)
Other Annual Expense (of Other Amount), Maximum [Percent]	1.00%
Other Annual Expense (of Other Amount), Current [Percent]	1.00%
Supplemental Benefit Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Supplemental Benefit Rider (Cost of Supplemental Insurance)(1)
Optional Benefit Charge, When Deducted [Text Block]	monthly
Optional Benefit Charge, Representative [Text Block]	$0.00200 per $1,000 of Net Amount at Risk Current charges reflect the charges in effect as of the date of this prospectus for a Representative Insured, which is a 45 year-old male in with a risk classification of preferred non-tobacco for Policy Year one.
Optional Benefit Expense, Maximum [Dollars]	$ 83.33333
Optional Benefit Expense, Minimum [Dollars]	$ 0.00062
Optional Benefit Expense, Footnotes [Text Block]	This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.
Name of Benefit [Text Block]	Supplemental Benefit Rider
Purpose of Benefit [Text Block]	provides additional insurance (Total Face Amount) at a reduced cost
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Our approval, under our then current underwriting guidelines, is required to add this rider. The supplemental cost of insurance rate applies.
Name of Benefit [Text Block]	Supplemental Benefit Rider
Operation of Benefit [Text Block]
Supplemental Benefit Rider
This rider provides additional insurance (Total Face Amount) at a reduced cost. Our approval, under our then current underwriting guidelines, is required to add this rider.
There is a supplemental cost of insurance charge for the Net Amount at Risk provided by this rider. The supplemental cost of insurance rate varies depending upon several factors including, but not limited to, (i) the Insured's gender, issue age, tobacco status, and risk classification, and (ii) our expectations of future investment earnings, expenses, and mortality and persistency experience. The supplemental cost of insurance rate ranges from a maximum of $83.33333 per $1,000 Net Amount at Risk to $0.00062 per $1.000 Net Amount at Risk.

Supplemental Benefit Rider [Member] | Previously Offered [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Supplemental Benefit Rider (Cost of Supplemental Insurance)(1)
Optional Benefit Charge, When Deducted [Text Block]	monthly
Optional Benefit Charge, Representative [Text Block]	$0.21196 per $1,000 of Net Amount at Risk
Optional Benefit Expense, Maximum [Dollars]	$ 83.33
Optional Benefit Expense, Minimum [Dollars]	$ 0.0006
Change Of Insured [Member]
Prospectus:
Name of Benefit [Text Block]	Change of Insured
Purpose of Benefit [Text Block]	allows the business to change the Insured when an employee leaves employment or ownership of the business changes
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	available on business cases only
Name of Benefit [Text Block]	Change of Insured
Operation of Benefit [Text Block]
Change of Insured Rider
This rider is available on business owned Policies only and allows the business to change the Insured when an employee leaves employment or ownership of the business changes. This rider may be added at any time prior to the proposed Insured’s Attained Age 69. Until the effective date of the change of Insured, coverage remains in effect on the life of the prior Insured. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Monthly policy charges will be based on the newly named Insured's Attained Age and risk classification. The death proceeds are paid when the newly named Insured dies.
There is no charge for this rider.

Death Benefit Guarantee [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit Guarantee
Purpose of Benefit [Text Block]	guarantees the Policy will not lapse before the Insured attains age 85 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If the rider terminates, it may not be reinstated.
Name of Benefit [Text Block]	Death Benefit Guarantee
Operation of Benefit [Text Block]
Death Benefit Guarantee Rider
This rider provides that your Policy will not lapse before the Insured attains age 85 if premiums paid, less Loan Indebtedness and partial surrenders, equal or exceed the Death Benefit Guarantee Premium Requirement. An illustration (available at no charge from your registered representative or our Home Office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy. The Death Benefit Guarantee Premium Requirement is described in the section PREMIUMS — Premiums Affecting Guarantee Provisions.
If on any Monthly Date, the Death Benefit Guarantee Premium Requirement is not met, the protections of this rider will not apply and the Policy is at risk of terminating if on any Monthly Date the Net Policy Value is insufficient to pay the Monthly Policy Charge. The protections of this rider will resume on the first Monthly Date following our receipt of the premium required to satisfy the Death Benefit Guarantee Premium Requirement.
This rider is automatically made a part of the Policy at issue. There is no charge for this rider; however, sufficient premiums are required in order for the rider benefits to apply.

Enhanced Cash Surrender Value Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Enhanced Cash Surrender Value Rider
Purpose of Benefit [Text Block]	If you surrender a Policy in full, we will pay an amount in addition to the Net Policy Value
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Underwriting guidelines and plan premium levels determine availability to select the enhanced cash surrender options. Contact your registered representative for more information.
Name of Benefit [Text Block]	Enhanced Cash Surrender Value Rider
Operation of Benefit [Text Block]
Enhanced Cash Surrender Value Rider
If you surrender a Policy in full that has the optional Enhanced Cash Surrender Value Rider, we will pay an amount in addition to the Net Policy Value as set out below. The additional amount reflects a partial refund of past policy charges. The additional amount is only available upon a full cash surrender of the Policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code, or with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision.
This rider has no value unless or until you surrender the Policy in full. This rider generally terminates if there is a change of ownership of your Policy. This rider may be reinstated as part of your Policy if the rider was part of your Policy at the end of the grace period (as described in the grace period provision of the Policy) and if all conditions for reinstatement are met. If the rider is reinstated pursuant to the terms and conditions of the rider, Policy Year of surrender for the rider benefit will be based on the Policy Date.
The Enhanced Cash Surrender Value Rider benefit is equal to the applicable additional amount shown in the table, multiplied by the enhancement factor.

Policy Year of Surrender	Additional Amount
1	8.15% of premium received since issue less partial surrenders
2	9.50% of premium received since issue less partial surrenders
3	9.40% of premium received since issue less partial surrenders
4	9.00% of premium received since issue less partial surrenders
5	8.40% of premium received since issue less partial surrenders
6	7.50% of premium received since issue less partial surrenders
7	6.50% of premium received since issue less partial surrenders
8	5.50% of premium received since issue less partial surrenders
9	4.75% of premium received since issue less partial surrenders
10	4.00% of premium received since issue less partial surrenders
11	3.00% of premium received since issue less partial surrenders
12	2.00% of premium received since issue less partial surrenders
13	0.90% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders
There are four Enhancement Factor options available - 25%, 50%, 75%, or 100%. Underwriting guidelines and plan premium levels determine availability to select these options. Higher Enhancement Factors are available for relatively larger plan premium levels. Contact your registered representative for more information.
There is no initial cost to purchase this rider, however, your Policy Value will be impacted because a higher current asset based charge will be deducted from your Policy Value with 100% Enhancement Factor as compared to a policy issued without this rider. This higher current asset based charge will continue even if this rider terminates.